UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-3430

Oppenheimer Limited-Term Bond Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices)  (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end:  August 31

Date of reporting period:  2/29/2016

Item 1.  Reports to Stockholders.

Semiannual Report 02/29/2016

OppenheimerFunds®
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Oppenheimer Limited-Term Bond Fund

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 2/29/16

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Barclays U.S. Aggregate Bond Index 1-3 Years
6-Month	-0.50%	-2.74%	0.55%
1-Year	-0.37	-2.61	0.92
5-Year	2.60	2.13	1.11
10-Year	3.62	3.39	2.86

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 2.25% maximum applicable sales charge except where “without sales charge” is indicated. Prior to August 1, 2013, the maximum initial sales charge for Class A shares of the Fund was 4.75%. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677).

2 OPPENHEIMER LIMITED-TERM BOND FUND

Fund Performance Discussion

The Fund’s Class A shares (without sales charge) produced a return of -0.50% during the reporting period. On a relative basis, the Fund underperformed the Barclays U.S. Aggregate Bond Index 1-3 Years (the “Index”), which returned 0.55% during the same period.

MARKET OVERVIEW

During the six-month reporting period, volatility was experienced across equity and credit markets as investors struggled with Federal Reserve (the “Fed”) uncertainty, falling commodity prices, and weak global growth, which led to a sell-off in numerous asset classes. The closing months of 2015 were marked by uncertainty over when, or if the Fed would raise interest rates, which it eventually did in mid-December. In addition, plummeting energy prices, decelerating emerging market growth and sluggish developed market growth, created an environment where investor sentiment swung back and forth like a pendulum.

Market volatility picked up significantly in the beginning of 2016, largely due to concerns surrounding growth in China and the continued drop in oil prices. As a result, global investors became increasingly risk-averse, engaging in a “flight to quality” moving out of riskier assets in favor of traditional safe havens, such as U.S. government securities. Although risk assets rallied to some degree at the very end of the period, it remains to be seen if the trend is sustainable.

FUND REVIEW

The bulk of the Fund’s underperformance versus the Index stemmed from security selection in corporate credit. More specifically, the negative performance effects of the Fund’s holdings within the energy and metals and mining sectors more than offset the Fund’s holdings within the telecommunications and healthcare that had contributed to relative performance. To a lesser extent, the Fund’s exposure to commercial mortgage-backed securities (“CMBS”) also detracted from relative performance. Benefiting the Fund’s performance were its investments in agency mortgage-backed securities (“MBS”). We took advantage of movement in the agency MBS market, decreasing our exposure early in the reporting period, and then increasing it when the securities cheapened for technical reasons. This strategy produced positive results.

STRATEGY & OUTLOOK

Although there will continue to be questions as to the effectiveness of both dovish and hawkish monetary policies, we believe U.S. fixed income markets should be the beneficiary of flows from developed countries

3 OPPENHEIMER LIMITED-TERM BOND FUND

where policy easing has been extended. As the Fed increases overnight interest rates, it is likely the Treasury yield curve will continue to flatten, as yields on shorter maturity notes rise with the Fed, and long-term rates remain more stable amid continued risk aversion.

As challenges to the global economy continue, it is likely that commodity prices will remain depressed. Although the worst might be behind us, firms producing such commodities will see earnings and balance sheets tested. The Fund remains underweight in the energy and the metals and mining sectors given this view. The Fund has been actively reducing credit exposure as market sentiment has shifted and contagion has built from issues in other sectors.

As mentioned earlier, we have been opportunistically taking advantage of movement in the agency mortgage-backed securities market. The Fund’s overweight to asset-backed securities (“ABS”) is primarily concentrated in securities backed by auto loans which currently feature attractive yields and strong underwriting, while, as mentioned earlier, its overweight in CMBS is focused on the top of the capital structure in non-agency issued securities.

Peter A Strzalkowski, CFA Portfolio Manager

4 OPPENHEIMER LIMITED-TERM BOND FUND

Portfolio Allocation

Non-Convertible Corporate Bonds and Notes	50.4%
Mortgage-Backed Obligations
Government Agency	14.7
Non-Agency	8.1
Investment Company
Oppenheimer Institutional
Money Market Fund	13.2
Asset-Backed Securities	12.1
U.S. Government Obligations	1.5
Exchange-Traded Options Purchased	—*
* Represents a value of less than 0.05%. Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2016, and are based on the total market value of investments.

5 OPPENHEIMER LIMITED-TERM BOND FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 2/29/16

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OUSGX)	8/16/85	-0.50%	-0.37%	2.60%	3.62%
Class B (UGTBX)	7/21/95	-0.68	-1.08	1.83	3.18
Class C (OUSCX)	12/1/93	-0.68	-1.07	1.83	2.86
Class I (OUSIX)	8/1/13	-0.08	0.12	1.72 *	N/A
Class R (OUSNX)	3/1/01	-0.53	-0.67	2.32	3.37
Class Y (OUSYX)	5/18/98	-0.29	-0.07	2.82	3.92
AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 2/29/16
	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OUSGX)	8/16/85	-2.74%	-2.61%	2.13%	3.39%
Class B (UGTBX)	7/21/95	-4.62	-4.98	1.65	3.18
Class C (OUSCX)	12/1/93	-1.66	-2.05	1.83	2.86
Class I (OUSIX)	8/1/13	-0.08	0.12	1.72*	N/A
Class R (OUSNX)	3/1/01	-0.53	-0.67	2.32	3.37
Class Y (OUSYX)	5/18/98	-0.29	-0.07	2.82	3.92

*Shows performance since inception.

STANDARDIZED YIELDS

For the 30 Days Ended 2/29/16

Class A	2.17%
Class B	1.41
Class C	1.42
Class I	2.60
Class R	1.93
Class Y	2.41

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 2.25%; for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C shares, the contingent deferred sales charge (“CDSC”) of 1% for the 1-year period. Prior to 7/1/14, Class R shares were named Class N shares. Beginning 7/1/14, new purchases of Class R shares will no longer be subject to a CDSC upon redemption (any CDSC will remain in effect

6 OPPENHEIMER LIMITED-TERM BOND FUND

for purchases prior to 7/1/14). There is no sales charge for Class I and Class Y shares. Returns for periods of less than one year are cumulative and not annualized.

Standardized yield is based on net investment income for the 30-day period ended 2/29/16 and the maximum offering price at the end of the period for Class A shares and the net asset value for Class B, Class C, Class I, Class R and Class Y shares. Each result is compounded semiannually and then annualized. Falling share prices will tend to artificially raise yields.

The Fund’s performance is compared to that of the Barclays U.S. Aggregate Bond Index 1-3 Years, which is an unmanaged index of publicly issued investment grade corporate, U.S. Treasury and government agency securities with remaining maturities of one to three years. The Index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800. CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

7 OPPENHEIMER LIMITED-TERM BOND FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 29, 2016.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended February 29, 2016” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8 OPPENHEIMER LIMITED-TERM BOND FUND

Actual	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During 6 Months Ended February 29, 2016
Class A	$1,000.00	$995.00	$4.08
Class B	1,000.00	993.20	8.16
Class C	1,000.00	993.20	8.11
Class I	1,000.00	999.20	2.19
Class R	1,000.00	994.70	5.57
Class Y	1,000.00	997.10	3.13

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,020.79	4.13
Class B	1,000.00	1,016.71	8.26
Class C	1,000.00	1,016.76	8.21
Class I	1,000.00	1,022.68	2.22
Class R	1,000.00	1,019.29	5.64
Class Y	1,000.00	1,021.73	3.17

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended February 29, 2016 are as follows:

Class	Expense Ratios
Class A	0.82%
Class B	1.64
Class C	1.63
Class I	0.44
Class R	1.12
Class Y	0.63

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

9 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS February 29, 2016 Unaudited

	Principal Amount	Value
Asset-Backed Securities—13.3%
Auto Loan—10.7%
American Credit Acceptance Receivables Trust:
Series 2014-1, Cl. B, 2.39%, 11/12/19[1]	$1,701,385	$1,702,934
Series 2014-2, Cl. B, 2.26%, 3/10/20[1]	572,286	572,331
Series 2014-3, Cl. B, 2.43%, 6/10/20[1]	3,240,000	3,222,858
Series 2014-4, Cl. B, 2.60%, 10/12/20[1]	995,000	984,501
Series 2015-1, Cl. B, 2.85%, 2/12/21[1]	2,690,000	2,654,960
Series 2015-3, Cl. B, 3.56%, 10/12/21[2]	2,950,000	2,929,623
AmeriCredit Automobile Receivables Trust:
Series 2012-2, Cl. E, 4.85%, 8/8/19[1]	1,295,000	1,309,308
Series 2012-3, Cl. E, 4.46%, 11/8/19[1]	1,305,000	1,326,608
Series 2012-5, Cl. D, 2.35%, 12/10/18	795,000	799,797
Series 2013-2, Cl. E, 3.41%, 10/8/20[1]	1,845,000	1,862,476
Series 2013-3, Cl. E, 3.74%, 12/8/20[1]	1,065,000	1,081,194
Series 2014-1, Cl. E, 3.58%, 8/9/21	675,000	678,470
Series 2014-2, Cl. E, 3.37%, 11/8/21	2,980,000	2,975,730
Series 2014-3, Cl. D, 3.13%, 10/8/20	5,345,000	5,421,916
Series 2014-4, Cl. C, 2.47%, 11/9/20	2,000,000	2,009,191
Series 2014-4, Cl. D, 3.07%, 11/9/20	4,645,000	4,670,159
Series 2015-2, Cl. D, 3.00%, 6/8/21	480,000	476,081
Series 2015-3, Cl. D, 3.34%, 8/8/21	1,440,000	1,447,867
California Republic Auto Receivables Trust:
Series 2013-2, Cl. C, 3.32%, 8/17/20	1,230,000	1,250,604
Series 2014-2, Cl. C, 3.29%, 3/15/21	450,000	450,290
Series 2014-4, Cl. C, 3.56%, 9/15/21	700,000	702,983
Capital Auto Receivables Asset Trust:
Series 2013-1, Cl. D, 2.19%, 9/20/21	1,085,000	1,084,812
Series 2013-4, Cl. D, 3.22%, 5/20/19	560,000	571,009
Series 2014-1, Cl. D, 3.39%, 7/22/19	615,000	627,983
Series 2014-3, Cl. D, 3.14%, 2/20/20	1,005,000	1,010,592
Series 2015-1, Cl. D, 3.16%, 8/20/20	1,160,000	1,162,824
Series 2015-2, Cl. C, 2.67%, 8/20/20	1,150,000	1,149,888
Series 2015-4, Cl. D, 3.62%, 5/20/21	2,380,000	2,399,939
CarFinance Capital Auto Trust:
Series 2013-2A, Cl. B, 3.15%, 8/15/19[1]	2,599,553	2,612,247
Series 2014-1A, Cl. A, 1.46%, 12/17/18[1]	162,408	162,243
Series 2015-1A, Cl. A, 1.75%, 6/15/21[1]	1,021,388	1,014,096
CarMax Auto Owner Trust:
Series 2014-2, Cl. D, 2.58%, 11/16/20	1,570,000	1,573,765
Series 2015-2, Cl. D, 3.04%, 11/15/21	750,000	754,784
Series 2015-3, Cl. D, 3.27%, 3/15/22	1,440,000	1,460,760
Series 2016-1, Cl. D, 3.11%, 8/15/22	1,915,000	1,931,383
CPS Auto Receivables Trust:
Series 2014-A, Cl. A, 1.21%, 8/15/18[1]	729,303	726,563
Series 2014-C, Cl. A, 1.31%, 2/15/19[1]	884,745	879,168
CPS Auto Trust, Series 2012-C, Cl. A, 1.82%, 12/16/19[1]	194,919	194,552
Credit Acceptance Auto Loan Trust:
Series 2013-1A, Cl. B, 1.83%, 4/15/21[1]	306,671	306,585
Series 2014-1A, Cl. B, 2.29%, 4/15/22[1]	1,085,000	1,078,492

10 OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Auto Loan (Continued)
Credit Acceptance Auto Loan Trust: (Continued)
Series 2014-2A, Cl. B, 2.67%, 9/15/22[1]	$1,015,000	$1,017,819
Series 2015-1A, Cl. C, 3.30%, 7/17/23[1]	1,595,000	1,560,632
Series 2015-2A, Cl. B, 3.04%, 8/15/23[1]	2,650,000	2,662,810
Drive Auto Receivables Trust:
Series 2015-AA, Cl. C, 3.06%, 5/17/21[1]	1,740,000	1,735,419
Series 2015-BA, Cl. C, 2.76%, 7/15/21[1]	2,210,000	2,185,254
Series 2015-DA, Cl. C, 3.38%, 11/15/21[1]	2,260,000	2,254,333
DT Auto Owner Trust:
Series 2013-1A, Cl. D, 3.74%, 5/15/20[1]	890,599	895,944
Series 2013-2A, Cl. D, 4.18%, 6/15/20[1]	2,285,000	2,319,943
Series 2014-1A, Cl. D, 3.98%, 1/15/21[1]	1,900,000	1,915,974
Series 2014-2A, Cl. D, 3.68%, 4/15/21[1]	2,810,000	2,817,126
Series 2014-3A, Cl. D, 4.47%, 11/15/21[1]	1,405,000	1,394,596
Series 2015-1A, Cl. C, 2.87%, 11/16/20[1]	1,230,000	1,217,247
Series 2016-1A, Cl. B, 2.79%, 5/15/20[1]	2,540,000	2,547,817
Exeter Automobile Receivables Trust:
Series 2014-1A, Cl. B, 2.42%, 1/15/19[1]	1,225,000	1,224,264
Series 2014-1A, Cl. C, 3.57%, 7/15/19[1]	1,225,000	1,225,203
Series 2014-2A, Cl. A, 1.06%, 8/15/18[1]	106,904	106,675
Series 2014-2A, Cl. C, 3.26%, 12/16/19[1]	625,000	616,552
First Investors Auto Owner Trust:
Series 2013-3A, Cl. C, 2.91%, 1/15/20[1]	2,885,000	2,888,066
Series 2013-3A, Cl. D, 3.67%, 5/15/20[1]	900,000	895,076
Series 2014-1A, Cl. C, 2.74%, 4/15/20[1]	4,000,000	3,982,251
Series 2014-1A, Cl. D, 3.28%, 4/15/21[1]	2,555,000	2,511,105
Series 2014-3A, Cl. D, 3.85%, 2/15/22[1]	1,210,000	1,201,583
Flagship Credit Auto Trust:
Series 2014-1, Cl. A, 1.21%, 4/15/19[1]	348,887	347,194
Series 2014-2, Cl. A, 1.43%, 12/16/19[1]	980,037	975,856
GM Financial Automobile Leasing Trust, Series 2015-1, Cl. D, 3.01%, 3/20/20	1,680,000	1,652,568
GO Financial Auto Securitization Trust, Series 2015-1, Cl. A, 1.81%, 3/15/18[1]	646,373	645,766
Navistar Financial Dealer Note Master Trust, Series 2014-1, Cl. D, 2.736%, 10/25/19[1,3]	815,000	809,901
Santander Drive Auto Receivables Trust:
Series 2013-4, Cl. D, 3.92%, 1/15/20	3,595,000	3,692,694
Series 2013-4, Cl. E, 4.67%, 1/15/20[1]	2,370,000	2,385,218
Series 2013-5, Cl. D, 2.73%, 10/15/19	2,223,000	2,244,140
Series 2013-A, Cl. E, 4.71%, 1/15/21[1]	2,145,000	2,193,543
Series 2014-1, Cl. D, 2.91%, 4/15/20	985,000	985,642
Series 2014-2, Cl. D, 2.76%, 2/18/20	2,680,000	2,682,137
Series 2014-4, Cl. D, 3.10%, 11/16/20	4,240,000	4,255,780
Series 2015-1, Cl. C, 2.57%, 4/15/21	3,000,000	2,998,305
Series 2015-1, Cl. D, 3.24%, 4/15/21	1,795,000	1,808,586
Series 2015-2, Cl. C, 2.44%, 4/15/21	2,720,000	2,718,323
Series 2015-2, Cl. D, 3.02%, 4/15/21	2,035,000	2,006,883
Series 2015-3, Cl. D, 3.49%, 5/17/21	2,615,000	2,606,242

11 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Auto Loan (Continued)
Santander Drive Auto Receivables Trust: (Continued)
Series 2015-5, Cl. C, 2.74%, 12/15/21	$1,840,000	$1,846,686
SNAAC Auto Receivables Trust:
Series 2013-1A, Cl. C, 3.07%, 8/15/18[1]	565,977	566,983
Series 2014-1A, Cl. D, 2.88%, 1/15/20[1]	750,000	751,605
TCF Auto Receivables Owner Trust:
Series 2014-1A, Cl. C, 3.12%, 4/15/21[1]	595,000	596,473
Series 2015-1A, Cl. D, 3.53%, 3/15/22[1]	1,230,000	1,185,562
United Auto Credit Securitization Trust, Series 2015-1, Cl. D, 2.92%, 6/17/19[1]	1,565,000	1,520,212
Westlake Automobile Receivables Trust:
Series 2014-1A, Cl. D, 2.20%, 2/15/21[1]	860,000	848,923
Series 2014-2A, Cl. D, 2.86%, 7/15/21[1]	1,070,000	1,043,143
Series 2015-1A, Cl. C, 2.29%, 11/16/20[1]	185,000	182,646
Series 2015-2A, Cl. C, 2.45%, 1/15/21[1]	1,650,000	1,627,685
Series 2016-1A, Cl. B, 2.68%, 9/15/21[2]	2,035,000	2,034,797
		145,620,748
Credit Card—2.0%
American Express Credit Account Master Trust:
Series 2014-2, Cl. A, 1.26%, 1/15/20	709,000	711,051
Series 2014-3, Cl. A, 1.49%, 4/15/20	590,000	593,346
Capital One Multi-Asset Execution Trust:
Series 2014-A2, Cl. A2, 1.26%, 1/15/20	4,284,000	4,293,887
Series 2014-A5, Cl. A5, 1.48%, 7/15/20	5,785,000	5,813,377
Chase Issuance Trust:
Series 2007-A3, Cl. A3, 5.23%, 4/15/19	895,000	930,247
Series 2014-A1, Cl. A1, 1.15%, 1/15/19	5,440,000	5,451,771
Series 2014-A6, Cl. A6, 1.26%, 7/15/19	3,395,000	3,404,135
Discover Card Execution Note Trust, Series 2014-A5, Cl. A, 1.39%, 4/15/20	5,225,000	5,247,121
		26,444,935
Equipment—0.2%
CLI Funding V LLC, Series 2014-2A, Cl. A, 3.38%, 10/18/29[1]	2,222,102	2,133,726
Structured Asset Securities Corp., Interest-Only Stripped
Pass-Through Certificates, Series 2002-AL1, Cl. AIO, 0.00%, 2/25/32[4,5]	4,138,247	401,442
Trip Rail Master Funding LLC, Series 2014-1A, Cl. A1,
2.863%, 4/15/44[1]	616,167	629,694
		3,164,862
Home Equity Loan—0.2%
American Credit Acceptance Receivables Trust, Series 2015-2, Cl. B, 2.97%, 5/12/21[1]	2,825,000	2,780,025
Loans: Other—0.2%
Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[1]	2,475,492	2,464,879
Total Asset-Backed Securities (Cost $180,608,248)		180,475,449

12 OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Mortgage-Backed Obligations—25.0%
Government Agency—16.2%
FHLMC/FNMA/FHLB/Sponsored—8.2%
Federal Home Loan Mortgage Corp. Gold Pool:
4.50%, 5/1/19	$20,164	$20,894
5.00%, 7/1/33-6/1/34	828,454	922,302
5.50%, 9/1/39	2,452,701	2,734,465
6.00%, 1/1/22-7/1/24	828,630	937,535
6.50%, 4/1/18-4/1/34	387,803	436,546
7.00%, 8/1/16-3/1/35	1,829,134	2,191,593
7.50%, 1/1/32-2/1/32	1,194,180	1,446,096
8.00%, 4/1/16	123	123
9.00%, 8/1/22-5/1/25	23,684	26,123
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 4.247%, 2/1/28[5]	70,620	13,638
Series 205, Cl. IO, 12.209%, 9/1/29[5]	501,067	97,721
Series 206, Cl. IO, 0.00%, 12/1/29[4,5]	174,730	42,171
Series 243, Cl. 6, 0.00%, 12/15/32[4,5]	178,027	32,687
Federal Home Loan Mortgage Corp., Multifamily Structured Pass Through Certificates, Series K052, Cl. A1, 2.598%, 1/25/25	4,556,000	4,740,916
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	8,997	9,900
Series 1644, Cl. S, 2.105%, 12/15/23[3]	2,160,956	2,230,382
Series 2043, Cl. ZP, 6.50%, 4/15/28	1,126,753	1,258,270
Series 2116, Cl. ZA, 6.00%, 1/15/29	613,916	701,121
Series 2148, Cl. ZA, 6.00%, 4/15/29	933,536	1,072,262
Series 2220, Cl. PD, 8.00%, 3/15/30	77,065	91,015
Series 2326, Cl. ZP, 6.50%, 6/15/31	127,774	143,423
Series 2344, Cl. FP, 1.377%, 8/15/31[3]	164,878	169,321
Series 2368, Cl. PR, 6.50%, 10/15/31	448,449	503,511
Series 2427, Cl. ZM, 6.50%, 3/15/32	433,886	499,091
Series 2451, Cl. FD, 1.427%, 3/15/32[3]	104,057	107,058
Series 2461, Cl. PZ, 6.50%, 6/15/32	255,709	296,770
Series 2464, Cl. FI, 1.427%, 2/15/32[3]	104,007	106,423
Series 2465, Cl. PG, 6.50%, 6/15/32	342,626	397,370
Series 2470, Cl. LF, 1.427%, 2/15/32[3]	104,313	106,736
Series 2517, Cl. GF, 1.427%, 2/15/32[3]	82,669	84,588
Series 2551, Cl. LF, 0.927%, 1/15/33[3]	10,967	11,057
Series 2668, Cl. AZ, 4.00%, 9/15/18	106,700	109,659
Series 3015, Cl. GM, 5.00%, 8/15/35	5,104,264	5,684,323
Series 3848, Cl. WL, 4.00%, 4/15/40	812,361	853,837
Series 3917, Cl. BA, 4.00%, 6/15/38	622,810	654,398
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2074, Cl. S, 45.982%, 7/17/28[5]	108,296	20,961
Series 2079, Cl. S, 0.00%, 7/17/28[4,5]	191,615	39,232
Series 2122, Cl. S, 28.962%, 2/15/29[5]	566,688	131,362
Series 2304, Cl. SK, 37.174%, 6/15/29[5]	573,373	131,800
Series 2493, Cl. S, 43.331%, 9/15/29[5]	148,255	38,693
Series 2526, Cl. SE, 26.771%, 6/15/29[5]	223,011	51,047

13 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2795, Cl. SH, 3.164%, 3/15/24[5]	$1,637,045	$214,814
Series 2920, Cl. S, 49.758%, 1/15/35[5]	1,445,437	282,447
Series 2922, Cl. SE, 4.518%, 2/15/35[5]	330,307	61,489
Series 2981, Cl. AS, 0.00%, 5/15/35[4,5]	1,310,008	272,265
Series 3004, Cl. SB, 99.999%, 7/15/35[5]	1,796,037	284,425
Series 3201, Cl. SG, 1.008%, 8/15/36[5]	862,261	176,563
Series 3397, Cl. GS, 14.388%, 12/15/37[5]	206,285	38,897
Series 3424, Cl. EI, 7.386%, 4/15/38[5]	141,940	17,186
Series 3450, Cl. BI, 7.386%, 5/15/38[5]	2,340,079	412,689
Series 3606, Cl. SN, 0.00%, 12/15/39[4,5]	521,137	100,512
Series 3659, Cl. IE, 0.00%, 3/15/19[4,5]	1,217,105	60,320
Series 3685, Cl. EI, 0.00%, 3/15/19[4,5]	746,969	28,878
Federal National Mortgage Assn.:
3.50%, 3/1/46[6]	32,965,000	34,544,357
4.00%, 3/1/46[6]	15,000	16,008
4.50%, 3/1/31[6]	1,925,000	1,990,448
Federal National Mortgage Assn. Pool:
4.50%, 2/1/19-12/1/20	2,003,332	2,091,311
5.00%, 12/1/17-6/1/22	2,918,547	3,032,380
5.50%, 2/1/35-5/1/36	737,870	836,014
6.00%, 6/1/30-3/1/37	5,659,572	6,492,486
6.50%, 6/1/17-1/1/34	4,418,970	5,101,746
7.00%, 11/1/17-11/1/35	3,586,840	4,288,618
7.50%, 2/1/27-8/1/33	3,073,080	3,700,538
8.00%, 12/1/22	11,347	13,218
8.50%, 7/1/32	22,715	24,867
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221, Cl. 2, 37.235%, 5/25/23[5]	394,322	76,626
Series 252, Cl. 2, 37.537%, 11/25/23[5]	203,219	39,302
Series 303, Cl. IO, 39.764%, 11/25/29[5]	1,892,503	443,373
Series 319, Cl. 2, 16.768%, 2/25/32[5]	336,231	67,397
Series 321, Cl. 2, 3.287%, 4/25/32[5]	490,222	93,364
Series 324, Cl. 2, 0.00%, 7/25/32[4,5]	216,365	41,355
Series 328, Cl. 2, 0.00%, 12/25/32[4,5]	1,241,710	214,259
Series 334, Cl. 12, 0.00%, 3/25/33[4,5]	714,490	165,163
Series 339, Cl. 7, 0.00%, 11/25/33[4,5]	579,240	118,324
Series 351, Cl. 10, 14.551%, 4/25/34[5]	496,342	91,741
Series 351, Cl. 8, 0.00%, 4/25/34[4,5]	467,969	87,004
Series 356, Cl. 10, 0.00%, 6/25/35[4,5]	339,748	64,296
Series 356, Cl. 12, 0.00%, 2/25/35[4,5]	166,678	32,113
Series 362, Cl. 13, 0.816%, 8/25/35[5]	305,238	63,536
Series 364, Cl. 15, 0.00%, 9/25/35[4,5]	427,552	81,438
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Series 327, Cl. 1, 12.093%, 9/25/32[7]	89,128	81,622
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1992-161, Cl. H, 7.50%, 9/25/22	1,229,053	1,384,871
Series 1993-87, Cl. Z, 6.50%, 6/25/23	337,057	372,198

14 OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 1999-54, Cl. LH, 6.50%, 11/25/29	$238,292	$276,002
Series 2002-29, Cl. F, 1.436%, 4/25/32[3]	113,109	115,851
Series 2002-64, Cl. FJ, 1.436%, 4/25/32[3]	34,818	35,662
Series 2002-68, Cl. FH, 0.93%, 10/18/32[3]	68,982	69,794
Series 2003-112, Cl. AN, 4.00%, 11/25/18	252,301	258,296
Series 2003-116, Cl. FA, 0.836%, 11/25/33[3]	124,486	125,250
Series 2003-130, Cl. CS, 13.228%, 12/25/33[3]	139,169	160,269
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,280,000	2,729,664
Series 2006-11, Cl. PS, 22.969%, 3/25/36[3]	214,314	344,272
Series 2006-46, Cl. SW, 22.601%, 6/25/36[3]	133,469	190,283
Series 2006-50, Cl. KS, 22.602%, 6/25/36[3]	280,784	432,145
Series 2006-50, Cl. SK, 22.602%, 6/25/36[3]	652,565	1,030,816
Series 2007-9, Cl. LE, 5.50%, 3/25/37	2,000,000	2,387,779
Series 2010-43, Cl. KG, 3.00%, 1/25/21	320,716	327,775
Series 2011-15, Cl. DA, 4.00%, 3/25/41	467,871	492,465
Series 2011-3, Cl. KA, 5.00%, 4/25/40	1,195,594	1,311,606
Series 2011-88, Cl. AB, 2.50%, 9/25/26	461,093	467,379
Series 2012-20, Cl. FD, 0.836%, 3/25/42[3]	346,703	348,468
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2001-61, Cl. SH, 26.303%, 11/18/31[5]	423,141	91,122
Series 2001-63, Cl. SD, 26.787%, 12/18/31[5]	163,938	33,860
Series 2001-68, Cl. SC, 18.70%, 11/25/31[5]	107,861	23,081
Series 2001-81, Cl. S, 21.716%, 1/25/32[5]	111,627	26,325
Series 2002-28, Cl. SA, 30.517%, 4/25/32[5]	106,513	24,191
Series 2002-38, Cl. SO, 43.222%, 4/25/32[5]	185,980	37,938
Series 2002-39, Cl. SD, 34.606%, 3/18/32[5]	196,563	46,357
Series 2002-41, Cl. S, 50.30%, 7/25/32[5]	697,335	153,365
Series 2002-48, Cl. S, 26.476%, 7/25/32[5]	172,154	39,934
Series 2002-52, Cl. SD, 33.362%, 9/25/32[5]	176,056	42,625
Series 2002-52, Cl. SL, 28.858%, 9/25/32[5]	109,018	24,965
Series 2002-53, Cl. SK, 33.749%, 4/25/32[5]	122,610	30,155
Series 2002-56, Cl. SN, 28.187%, 7/25/32[5]	235,236	53,709
Series 2002-77, Cl. IS, 39.036%, 12/18/32[5]	316,856	73,710
Series 2002-77, Cl. SH, 31.241%, 12/18/32[5]	155,543	34,348
Series 2002-9, Cl. MS, 22.847%, 3/25/32[5]	173,947	40,385
Series 2003-25, Cl. IK, 23.225%, 4/25/33[5]	2,853,748	555,874
Series 2003-33, Cl. SP, 29.446%, 5/25/33[5]	394,966	88,275
Series 2003-4, Cl. S, 29.13%, 2/25/33[5]	237,371	59,380
Series 2005-12, Cl. SC, 7.81%, 3/25/35[5]	155,866	31,192
Series 2005-14, Cl. SE, 33.156%, 3/25/35[5]	1,213,520	201,700
Series 2005-40, Cl. SB, 49.913%, 5/25/35[5]	878,396	156,975
Series 2005-52, Cl. JH, 0.00%, 5/25/35[4,5]	542,401	105,165
Series 2005-6, Cl. SE, 14.431%, 2/25/35[5]	1,928,416	397,201
Series 2007-88, Cl. XI, 26.906%, 6/25/37[5]	545,864	100,440
Series 2008-55, Cl. SA, 11.985%, 7/25/38[5]	267,259	35,389
Series 2009-8, Cl. BS, 0.00%, 2/25/24[4,5]	313,404	13,381

15 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2010-95, Cl. DI, 0.00%, 11/25/20[4,5]	$1,695,188	$87,387
Series 2011-96, Cl. SA, 4.469%, 10/25/41[5]	1,154,371	226,311
Series 2012-134, Cl. SA, 9.356%, 12/25/42[5]	2,455,753	611,372
Series 2012-40, Cl. PI, 0.00%, 4/25/41[4,5]	1,534,999	195,966
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1995-2B, Cl. 2IO, 10.623%, 6/15/25[5]	2,842,675	67,464
		111,560,196
GNMA/Guaranteed—8.0%
Government National Mortgage Assn. I Pool:
6.50%, 11/15/23-12/15/23	23,436	26,902
7.00%, 1/15/28-8/15/28	159,078	174,503
7.50%, 2/15/22-11/15/26	110,557	116,034
8.00%, 9/15/16-8/15/28	25,919	26,489
8.50%, 8/15/17-12/15/17	20,346	20,830
9.50%, 7/15/18-12/15/19	2,352	2,365
10.00%, 8/15/17-8/15/19	17,474	17,572
10.50%, 9/15/17-12/15/20	21,996	22,127
Government National Mortgage Assn. II Pool:
1.75%, 4/20/17[3]	1,208	1,212
3.50%, 3/1/46[6]	98,130,000	103,626,814
4.00%, 3/1/46[6]	10,000	10,680
7.00%, 1/20/30	38,158	46,781
11.00%, 10/20/19-7/20/20	23,160	23,295
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2007-17, Cl. AI, 15.05%, 4/16/37[5]	2,202,831	469,626
Series 2011-52, Cl. HS, 6.975%, 4/16/41[5]	3,573,020	703,593
Government National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8.00%, 9/16/29	2,076,238	2,449,501
Series 2000-12, Cl. ZA, 8.00%, 2/16/30	491,681	570,966
		108,309,290
Non-Agency—8.8%
Commercial—7.3%
Banc of America Funding Trust:
Series 2006-G, Cl. 2A4, 0.722%, 7/20/36[3]	3,838,675	3,564,710
Series 2014-R7, Cl. 3A1, 2.83%, 3/26/36[2,3]	2,264,513	2,271,309
BCAP LLC Trust:
Series 2011-R11, Cl. 18A5, 2.43%, 9/26/35[1,3]	536,214	537,521
Series 2012-RR2, Cl. 6A3, 2.854%, 9/26/35[1,3]	1,088,771	1,082,279
Series 2012-RR6, Cl. RR6, 2.404%, 11/26/36[1]	1,881,048	1,861,096
Bear Stearns ARM Trust:
Series 2005-2, Cl. A1, 3.09%, 3/25/35[3]	2,142,678	2,136,738
Series 2005-9, Cl. A1, 2.66%, 10/25/35[3]	858,830	841,464
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0.00%, 6/22/24[1,4,5]	747,476	23,295
Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 2.654%, 1/25/36[3]	1,139,397	1,060,053

16 OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Commercial (Continued)
CHL Mortgage Pass-Through Trust, Series 2005-17, Cl. 1A8, 5.50%, 9/25/35	$1,632,199	$1,532,426
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Cl. 1A1, 2.87%, 10/25/35[3]	4,159,087	4,104,455
Series 2012-8, Cl. 1A1, 2.811%, 10/25/35[1,3]	2,110,067	2,102,890
COMM Mortgage Trust:
Series 2012-CR4, Cl. D, 4.573%, 10/15/45[1,3]	305,000	277,066
Series 2012-CR5, Cl. E, 4.337%, 12/10/45[1,3]	1,705,000	1,530,783
Series 2013-CR7, Cl. D, 4.351%, 3/10/46[1,3]	1,630,000	1,391,669
Series 2014-UBS3, Cl. D, 4.814%, 6/10/47[1,3]	650,000	529,017
COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 2012-CR5, Cl. XA, 0.00%, 12/10/45[4,5]	16,476,694	1,253,072
CSMC, Series 2009-13R, Cl. 4A1, 2.739%, 9/26/36[1,3]	62,940	63,062
DBUBS Mortgage Trust, Series 2011-LC1A, Cl. E, 5.646%, 11/10/46[1,3]	400,000	409,696
FREMF Mortgage Trust:
Series 2011-K701, Cl. C, 4.286%, 7/25/48[1,3]	3,606,000	3,641,483
Series 2011-K704, Cl. B, 4.536%, 10/25/30[1,3]	2,300,000	2,387,148
Series 2012-K501, Cl. C, 3.361%, 11/25/46[1,3]	2,015,000	2,021,567
Series 2012-K706, Cl. C, 4.167%, 11/25/44[1,3]	3,762,000	3,825,692
Series 2012-K707, Cl. C, 3.883%, 1/25/47[1,3]	4,000,000	4,080,248
Series 2012-K708, Cl. C, 3.751%, 2/25/45[1,3]	600,000	598,182
Series 2012-K710, Cl. C, 3.821%, 6/25/47[1,3]	4,250,000	4,266,019
Series 2013-K26, Cl. C, 3.599%, 12/25/45[1,3]	1,642,030	1,641,409
Series 2013-K27, Cl. C, 3.496%, 1/25/46[1,3]	530,000	514,890
Series 2013-K28, Cl. C, 3.494%, 6/25/46[1,3]	530,000	515,714
Series 2013-K30, Cl. C, 3.556%, 6/25/45[1,3]	855,000	761,062
Series 2013-K502, Cl. C, 3.104%, 3/25/45[1,3]	955,000	966,504
Series 2013-K712, Cl. C, 3.369%, 5/25/45[1,3]	4,200,000	4,248,315
Series 2014-K714, Cl. C, 3.987%, 1/25/47[1,3]	4,000,000	3,898,561
Series 2014-K715, Cl. C, 4.127%, 2/25/46[1,3]	1,435,000	1,405,729
Series 2015-K44, Cl. B, 3.685%, 1/25/48[1,3]	2,260,000	2,032,122
GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6%, 4/25/37[1,3]	1,368,135	1,281,571
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 2.864%, 7/25/35[3]	473,629	465,938
Heller Financial Commercial Mortgage Asset Corp., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2000-PH1, Cl. X, 0.00%, 1/17/34[1,4,5]	951,887	78
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Cl. E, 4.42%, 12/15/47[1,3]	1,415,000	1,256,936
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP8, Cl. AJ, 5.48%, 5/15/45[3]	4,695,000	4,741,456
Series 2012-C6, Cl. E, 5.192%, 5/15/45[1,3]	2,055,000	1,918,280
JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 2.826%, 7/25/35[3]	1,137,859	1,134,987
JP Morgan Resecuritization Trust, Series 2009-11, Cl. 5A1, 2.739%, 9/26/36[1,3]	239,099	239,016
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Cl. D, 4.562%, 8/15/46[1,3]	855,000	745,585
Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 2.514%, 7/26/24[1,3]	87,898	73,023

17 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Cl. E, 4.657%, 11/15/45[1,3]	$2,355,000	$2,189,181
Morgan Stanley Capital I Trust, Series 2007-IQ13, Cl. AM, 5.406%, 3/15/44	2,550,000	2,605,187
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1A, 2.185%, 11/26/36[1,3]	2,663,575	2,609,519
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 2.458%, 6/26/46[1,3]	884,039	882,021
RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 2.25%, 7/26/45[1,3]	283,840	280,973
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 2.568%, 8/25/34[3]	142,668	142,459
Structured Agency Credit Risk Debt Nts.:
Series 2014-DN1, Cl. M2, 2.627%, 2/25/24[3]	2,345,000	2,340,825
Series 2015-DNA2, Cl. M2, 3.036%, 12/25/27[3]	1,885,000	1,871,922
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Cl. E, 4.888%, 5/10/63[1,3]	380,000	342,774
WaMu Mortgage Pass-Through Certificates Trust:
Series 2005-AR14, Cl. 1A4, 2.526%, 12/25/35[3]	187,878	181,172
Series 2005-AR16, Cl. 1A1, 2.565%, 12/25/35[3]	817,141	772,879
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR1, Cl. 1A1, 2.764%, 2/25/35[3]	2,651,943	2,631,526
Series 2005-AR10, Cl. 1A1, 2.767%, 6/25/35[3]	2,631,389	2,670,059
Series 2006-AR7, Cl. 2A4, 2.741%, 5/25/36[3]	23,278	22,081
Series 2006-AR8, Cl. 2A4, 2.749%, 4/25/36[3]	420,849	409,878
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Cl. D, 4.454%, 12/15/45[1,3]	1,525,000	1,413,963
Series 2012-C7, Cl. E, 4.837%, 6/15/45[1,3]	710,000	666,642
Series 2013-C11, Cl. D, 4.179%, 3/15/45[1,3]	651,000	559,836
Series 2013-C15, Cl. D, 4.48%, 8/15/46[1,3]	1,250,000	1,048,446
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 0.00%, 3/15/44[1,4,5]	10,630,683	524,094
		99,399,553
Multi-Family—0.2%
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR15, Cl. 1A2, 2.736%, 9/25/35[3]	2,386,151	2,318,701
Residential—1.3%
Bear Stearns ARM Trust, Series 2006-1, Cl. A1, 2.58%, 2/25/36[3]	2,082,593	2,034,488
CHL Mortgage Pass-Through Trust, Series 2005-J4, Cl. A7, 5.50%, 11/25/35	1,476,654	1,460,326
HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 0.746%, 7/25/35[3]	442,765	411,066
Merrill Lynch Mortgage Investors Trust, Series 2005-A1, Cl. 2A1, 2.727%, 12/25/34[3]	120,267	118,093
RALI Trust, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	12,163	9,694
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR10, Cl. A7, 2.537%, 10/25/33[3]	556,573	565,197
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR13, Cl. 1A5, 2.74%, 5/25/35[3]	3,345,528	3,346,924
Series 2006-AR10, Cl. 5A5, 2.738%, 7/25/36[3]	2,360,836	2,271,769
Series 2005-AR4, Cl. 2A2, 2.851%, 4/25/35[3]	4,169,332	4,168,230

18 OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Residential (Continued)
Wells Fargo Mortgage-Backed Securities Trust: (Continued)
Series 2006-AR8, Cl. 2A1, 2.749%, 4/25/36[3]	$4,154,519	$4,046,221
		18,432,008
Total Mortgage-Backed Obligations (Cost $333,286,127)		340,019,748
U.S. Government Obligations—1.7%
Federal Home Loan Banks Nts., 0.875%, 3/19/18	4,745,000	4,743,800
Federal Home Loan Mortgage Corp. Nts., 1%, 12/15/17	2,372,000	2,377,346
Federal National Mortgage Assn. Nts., 1.125%, 12/14/18	2,372,000	2,380,817
United States Treasury Nts.:
1.75%, 10/31/20	9,948,000	10,182,126
2.50%, 8/15/23[8]	3,266,000	3,488,878
Total U.S. Government Obligations (Cost $22,778,285)		23,172,967

Corporate Bonds and Notes—55.3%
Consumer Discretionary—9.0%
Auto Components—0.2%
Johnson Controls, Inc., 1.40% Sr. Unsec. Nts., 11/2/17	2,111,000	2,101,908
Automobiles—2.7%
American Honda Finance Corp., 1.70% Sr. Unsec. Nts., 2/22/19	4,007,000	4,014,661
Daimler Finance North America LLC:
2.00% Sr. Unsec. Nts., 8/3/18[1]	2,225,000	2,213,003
2.25% Sr. Unsec. Nts., 3/2/20[1]	2,100,000	2,070,470
2.45% Sr. Unsec. Nts., 5/18/20[1]	1,600,000	1,587,842
Ford Motor Credit Co. LLC:
1.684% Sr. Unsec. Nts., 9/8/17	1,500,000	1,478,567
2.24% Sr. Unsec. Nts., 6/15/18	4,000,000	3,944,344
2.459% Sr. Unsec. Nts., 3/27/20	3,000,000	2,909,337
General Motors Co., 3.50% Sr. Unsec. Nts., 10/2/18	3,000,000	3,016,200
General Motors Financial Co., Inc., 3.15% Sr. Unsec. Nts., 1/15/20	2,600,000	2,553,613
Harley-Davidson Financial Services, Inc.:
2.15% Sr. Unsec. Nts., 2/26/20[1]	1,600,000	1,587,858
2.70% Sr. Unsec. Nts., 3/15/17[1]	3,230,000	3,272,542
Hyundai Capital America, 2.40% Sr. Unsec. Nts., 10/30/18[1]	3,200,000	3,210,483
Jaguar Land Rover Automotive plc, 3.50% Sr. Unsec. Nts., 3/15/20[1]	2,600,000	2,567,500
Kia Motors Corp., 3.625% Sr. Unsec. Nts., 6/14/16[1]	1,682,000	1,692,063
		36,118,483
Hotels, Restaurants & Leisure—0.9%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625% Sr. Unsec. Nts., 10/15/21	2,850,000	2,971,125
Marriott International, Inc., 3% Sr. Unsec. Nts., 3/1/19	3,000,000	3,061,077
McDonald’s Corp., 2.10% Sr. Unsec. Nts., 12/7/18	3,300,000	3,344,853
Wyndham Worldwide Corp.:
2.95% Sr. Unsec. Nts., 3/1/17	610,000	611,058

19 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Wyndham Worldwide Corp.: (Continued)
6.00% Sr. Unsec. Nts., 12/1/16	$2,575,000	$2,670,857
		12,658,970
Household Durables—0.9%
DR Horton, Inc., 3.625% Sr. Unsec. Nts., 2/15/18	1,150,000	1,178,520
Jarden Corp., 7.50% Sr. Sub. Nts., 5/1/17	1,800,000	1,851,750
Lennar Corp., 4.125% Sr. Unsec. Nts., 12/1/18	2,300,000	2,346,000
Newell Rubbermaid, Inc., 2.875% Sr. Unsec. Nts., 12/1/19	3,115,000	3,049,791
Toll Brothers Finance Corp., 4% Sr. Unsec. Nts., 12/31/18	2,650,000	2,716,250
Whirlpool Corp.:
1.35% Sr. Unsec. Nts., 3/1/17	545,000	544,146
1.65% Sr. Unsec. Nts., 11/1/17	585,000	583,641
		12,270,098
Internet & Catalog Retail—0.2%
QVC, Inc., 3.125% Sr. Sec. Nts., 4/1/19	2,000,000	1,989,724
Leisure Equipment & Products—0.3%
Mattel, Inc., 1.70% Sr. Unsec. Nts., 3/15/18	4,160,000	4,115,513
Media—2.6%
CBS Corp., 2.30% Sr. Unsec. Nts., 8/15/19	4,200,000	4,223,747
CCO Safari II LLC, 3.579% Sr. Sec. Nts., 7/23/20[1]	1,800,000	1,805,911
Interpublic Group of Cos, Inc. (The), 2.25% Sr. Unsec. Nts., 11/15/17	2,460,000	2,417,132
Omnicom Group, Inc., 4.45% Sr. Unsec. Nts., 8/15/20	2,370,000	2,484,018
Pearson Funding Two plc, 4% Sr. Unsec. Nts., 5/17/16[1]	1,772,000	1,781,519
Pearson plc, 4.625% Sr. Unsec. Nts., 6/15/18[1]	2,100,000	2,189,370
Scripps Networks Interactive, Inc.:
2.70% Sr. Unsec. Nts., 12/15/16	1,200,000	1,209,308
2.75% Sr. Unsec. Nts., 11/15/19	4,100,000	4,069,607
Sky plc:
2.625% Sr. Unsec. Nts., 9/16/19[1]	1,900,000	1,908,748
6.10% Sr. Unsec. Nts., 2/15/18[1]	2,000,000	2,146,390
Thomson Reuters Corp., 1.65% Sr. Unsec. Nts., 9/29/17	3,800,000	3,785,381
Time Warner Cable, Inc., 4% Sr. Unsec. Nts., 9/1/21	3,600,000	3,675,172
Viacom, Inc., 2.75% Sr. Unsec. Nts., 12/15/19	4,090,000	4,077,959
		35,774,262
Specialty Retail—1.1%
AutoNation, Inc., 3.35% Sr. Unsec. Nts., 1/15/21	4,000,000	3,998,056
AutoZone, Inc., 1.30% Sr. Unsec. Nts., 1/13/17	4,000,000	4,002,324
Best Buy Co., Inc., 5% Sr. Unsec. Nts., 8/1/18	4,256,000	4,429,858
L Brands, Inc., 6.625% Sr. Unsec. Nts., 4/1/21	2,300,000	2,584,625
		15,014,863
Textiles, Apparel & Luxury Goods—0.1%
Hanesbrands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 12/15/20	1,900,000	1,966,975

20 OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Consumer Staples—4.7%
Beverages—1.6%
Anheuser-Busch InBev Finance, Inc., 1.90% Sr. Unsec. Nts., 2/1/19	$7,899,000	$7,977,247
Beam Suntory, Inc., 1.875% Sr. Unsec. Nts., 5/15/17	348,000	348,747
Constellation Brands, Inc., 3.75% Sr. Unsec. Nts., 5/1/21	2,655,000	2,721,375
FBG Finance Pty Ltd., 7.875% Sr. Unsec. Nts., 6/1/16[1]	2,200,000	2,236,771
Molson Coors Brewing Co., 2% Sr. Unsec. Nts., 5/1/17	2,000,000	2,004,394
PepsiCo, Inc., 1.50% Sr. Unsec. Nts., 2/22/19	1,781,000	1,791,300
Pernod Ricard SA, 2.95% Sr. Unsec. Nts., 1/15/17[1]	2,225,000	2,247,804
SABMiller Holdings, Inc., 2.45% Sr. Unsec. Nts., 1/15/17[1]	1,800,000	1,814,434
		21,142,072
Food & Staples Retailing—0.6%
CVS Health Corp., 2.80% Sr. Unsec. Nts., 7/20/20	2,800,000	2,870,246
Delhaize Group, 6.50% Sr. Unsec. Nts., 6/15/17	858,000	903,660
Kroger Co. (The), 2% Sr. Unsec. Nts., 1/15/19	1,254,000	1,263,991
Sysco Corp., 2.60% Sr. Unsec. Nts., 10/1/20	3,800,000	3,801,638
		8,839,535
Food Products—1.1%
Bunge Ltd. Finance Corp., 8.50% Sr. Unsec. Nts., 6/15/19	3,940,000	4,564,655
JM Smucker Co., 2.50% Sr. Unsec. Nts., 3/15/20	2,000,000	2,018,710
Kraft Foods Group, Inc., 2.25% Sr. Unsec. Nts., 6/5/17	2,500,000	2,520,165
Kraft Heinz Foods Co., 2.80% Sr. Unsec. Nts., 7/2/20[1]	3,000,000	3,039,231
Mead Johnson Nutrition Co., 3% Sr. Unsec. Nts., 11/15/20	1,000,000	1,011,664
Tyson Foods, Inc., 2.65% Sr. Unsec. Nts., 8/15/19	2,000,000	2,028,654
		15,183,079
Household Products—0.2%
Kimberly-Clark Corp., 1.40% Sr. Unsec. Nts., 2/15/19	3,284,000	3,292,348
Tobacco—1.2%
Altria Group, Inc., 2.625% Sr. Unsec. Nts., 1/14/20	2,500,000	2,549,142
BAT International Finance plc, 2.125% Sr. Unsec. Nts., 6/7/17[1]	3,000,000	3,024,378
Imperial Tobacco Finance plc, 2.95% Sr. Unsec. Nts., 7/21/20[1]	3,000,000	3,045,963
Philip Morris International, Inc., 1.375% Sr. Unsec. Nts., 2/25/19	3,384,000	3,374,163
Reynolds American, Inc.:
3.25% Sr. Unsec. Nts., 6/12/20	2,032,000	2,115,345
8.125% Sr. Unsec. Nts., 6/23/19	1,650,000	1,946,228
		16,055,219
Energy—4.6%
Energy Equipment & Services—0.5%
Cameron International Corp., 1.15% Sr. Unsec. Nts., 12/15/16	3,250,000	3,232,606
Schlumberger Holdings Corp., 3% Sr. Unsec. Nts., 12/21/20[1]	3,000,000	2,949,522
		6,182,128
Oil, Gas & Consumable Fuels—4.1%
Anadarko Petroleum Corp., 6.375% Sr. Unsec. Nts., 9/15/17	3,297,000	3,351,064
Buckeye Partners LP, 2.65% Sr. Unsec. Nts., 11/15/18	3,450,000	3,187,907
Chevron Corp., 1.718% Sr. Unsec. Nts., 6/24/18	3,400,000	3,395,760
Columbia Pipeline Group, Inc., 2.45% Sr. Unsec. Nts., 6/1/18[1]	2,000,000	1,919,900

21 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
DCP Midstream LLC, 9.75% Sr. Unsec. Nts., 3/15/19[1]	$1,300,000	$1,216,231
DCP Midstream Operating LP, 2.50% Sr. Unsec. Unsub. Nts., 12/1/17	2,800,000	2,559,894
Enbridge Energy Partners LP, 5.875% Sr. Unsec. Nts., 12/15/16	1,000,000	1,016,128
Energy Transfer Partners LP, 4.15% Sr. Unsec. Nts., 10/1/20	3,000,000	2,615,718
EnLink Midstream Partners LP, 2.70% Sr. Unsec. Nts., 4/1/19	1,100,000	859,182
EQT Corp., 5.15% Sr. Unsec. Nts., 3/1/18	1,955,000	1,919,820
Exxon Mobil Corp., 1.439% Sr. Unsec. Nts., 3/1/18	5,000,000	5,000,000
Hiland Partners LP/Hiland Partners Finance Corp., 7.25% Sr. Unsec. Nts., 10/1/20[1]	1,950,000	1,961,174
Husky Energy, Inc., 6.20% Sr. Unsec. Nts., 9/15/17	1,466,000	1,478,698
Kinder Morgan Finance Co. LLC, 6% Sr. Unsec. Nts., 1/15/18[1]	3,400,000	3,426,316
Magellan Midstream Partners LP, 6.55% Sr. Unsec. Nts., 7/15/19	2,248,000	2,457,298
NuStar Logistics LP, 8.15% Sr. Unsec. Nts., 4/15/18	2,950,000	2,817,250
Origin Energy Finance Ltd., 3.50% Sr. Unsec. Nts., 10/9/18[1]	3,954,000	3,674,543
Pioneer Natural Resources Co., 6.65% Sr. Unsec. Nts., 3/15/17	1,018,000	1,034,458
Plains All American Pipeline LP/PAA Finance Corp., 2.60% Sr. Unsec. Nts., 12/15/19	1,900,000	1,687,512
QEP Resources, Inc., 6.05% Sr. Unsec. Nts., 9/1/16	1,550,000	1,546,125
Spectra Energy Partners LP, 2.95% Sr. Unsec. Nts., 9/25/18	2,000,000	1,970,264
Total Capital Canada Ltd., 1.45% Sr. Unsec. Nts., 1/15/18	3,400,000	3,364,382
Woodside Finance Ltd., 8.75% Sr. Unsec. Nts., 3/1/19[1]	3,000,000	3,429,306
		55,888,930
Financials—13.3%
Capital Markets—1.9%
Credit Suisse, New York, 2.30% Sr. Unsec. Nts., 5/28/19	4,000,000	3,969,452
Deutsche Bank AG, 2.95% Sr. Unsec. Nts., 8/20/20	3,300,000	3,199,762
E*TRADE Financial Corp., 5.375% Sr. Unsec. Nts., 11/15/22	2,850,000	2,969,387
Goldman Sachs Group, Inc. (The), 2.60% Sr. Unsec. Nts., 4/23/20	4,200,000	4,185,308
Lazard Group LLC, 6.85% Sr. Unsec. Nts., 6/15/17	1,164,000	1,224,208
Legg Mason, Inc., 2.70% Sr. Unsec. Nts., 7/15/19	2,000,000	2,028,794
Morgan Stanley, 2.65% Sr. Unsec. Nts., 1/27/20	5,000,000	4,997,105
UBS Preferred Funding Trust V, 6.243% Jr. Sub. Perpetual Bonds, Series 1[3,9]	3,500,000	3,499,300
		26,073,316
Commercial Banks—5.8%
Bank of America Corp.:
2.25% Sr. Unsec. Nts., 4/21/20	2,200,000	2,158,374
2.60% Sr. Unsec. Nts., 1/15/19	3,225,000	3,242,467
2.625% Sr. Unsec. Nts., 10/19/20	1,300,000	1,290,217
Barclays plc:
2.75% Sr. Unsec. Nts., 11/8/19	4,100,000	4,039,685
2.875% Sr. Unsec. Nts., 6/8/20	1,100,000	1,057,058

22 OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Commercial Banks (Continued)
Citigroup, Inc.:
1.80% Sr. Unsec. Nts., 2/5/18	$2,100,000	$2,087,007
2.50% Sr. Unsec. Nts., 9/26/18	3,300,000	3,323,285
Citizens Bank NA, 2.30% Sr. Unsec. Nts., 12/3/18	5,000,000	5,009,540
Credit Agricole SA, 8.375% Jr. Sub. Perpetual Bonds[1,3,9]	3,370,000	3,664,875
Fifth Third Bancorp, 2.30% Sr. Unsec. Nts., 3/1/19	3,000,000	3,011,367
First Horizon National Corp., 3.50% Sr. Unsec. Nts., 12/15/20	3,000,000	2,981,913
JPMorgan Chase & Co., 2.25% Sr. Unsec. Nts., 1/23/20	4,200,000	4,193,003
KeyCorp, 2.90% Sr. Unsec. Nts., 9/15/20	5,000,000	5,012,150
Lloyds Bank plc, 1.75% Sr. Unsec. Nts., 5/14/18	2,700,000	2,684,270
Lloyds Banking Group plc, 6.267% Jr. Sub. Perpetual Bonds[1,3,9]	3,200,000	3,096,000
National Rural Utilities Cooperative Finance Corp., 1.65% Sec. Nts., 2/8/19	2,000,000	2,000,478
Rabobank Capital Funding Trust III, 5.254% Jr. Sub. Perpetual Bonds[1,3,9]	4,900,000	4,900,000
Regions Bank, Birmingham AL, 2.25% Sr. Unsec. Nts., 9/14/18	1,134,000	1,129,804
Regions Financial Corp., 2% Sr. Unsec. Nts., 5/15/18	3,800,000	3,768,319
Royal Bank of Scotland Group plc, 7.64% Jr. Sub. Perpetual Bonds, Series U3,9	2,800,000	2,737,000
Societe Generale SA, 5.922% Jr. Sub. Perpetual Bonds[1,3,9]	2,860,000	2,824,250
Svenska Handelsbanken AB, 2.40% Sr. Unsec. Nts., 10/1/20	4,000,000	4,015,280
US Bank NA (Cincinnati, OH), 1.45% Sr. Unsec. Nts., 1/29/18	5,336,000	5,343,273
Wells Fargo & Co., 2.60% Sr. Unsec. Nts., 7/22/20	5,700,000	5,768,429
		79,338,044
Consumer Finance—1.0%
American Express Co., 6.80% Sub. Nts., 9/1/66[3]	4,700,000	4,700,000
Capital One NA, 2.40% Sr. Unsec. Nts., 9/5/19	4,000,000	3,950,636
Discover Bank/Greenwood DE, 3.10% Sr. Unsec. Nts., 6/4/20	1,500,000	1,493,334
Synchrony Financial, 2.70% Sr. Unsec. Nts., 2/3/20	3,423,000	3,358,045
		13,502,015
Diversified Financial Services—0.6%
INVISTA Finance LLC, 4.25% Sr. Sec. Nts., 10/15/19[1]	2,900,000	2,784,000
McGraw Hill Financial, Inc.:
2.50% Sr. Unsec. Nts., 8/15/18	717,000	721,051
5.90% Sr. Unsec. Nts., 11/15/17	2,000,000	2,114,182
Suntory Holdings Ltd., 1.65% Sr. Unsec. Nts., 9/29/17[1]	2,236,000	2,229,636
		7,848,869
Insurance—1.2%
ACE INA Holdings, Inc., 2.30% Sr. Unsec. Nts., 11/3/20	2,000,000	2,013,114
AXIS Specialty Finance plc, 2.65% Sr. Unsec. Nts., 4/1/19	3,100,000	3,118,160
MetLife, Inc., 1.903% Sr. Unsec. Nts., 12/15/17	3,000,000	3,001,521
Pricoa Global Funding I, 2.20% Sr. Sec. Nts., 5/16/19[1]	3,400,000	3,401,652
TIAA Asset Management Finance Co. LLC, 2.95% Sr. Unsec. Nts., 11/1/19[1]	4,500,000	4,526,577
		16,061,024

23 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Real Estate Investment Trusts (REITs)—2.6%
American Campus Communities Operating Partnership LP, 3.35% Sr. Unsec. Nts., 10/1/20	$3,000,000	$3,049,749
American Tower Corp.:
2.80% Sr. Unsec. Nts., 6/1/20	500,000	497,216
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	2,000,000	2,148,470
AvalonBay Communities, Inc., 6.10% Sr. Unsec. Nts., 3/15/20	2,250,000	2,594,129
Boston Properties LP, 3.70% Sr. Unsec. Nts., 11/15/18	2,989,000	3,098,828
Corrections Corp. of America, 4.125% Sr. Unsec. Nts., 4/1/20	2,600,000	2,632,500
Highwoods Realty LP, 5.85% Sr. Unsec. Nts., 3/15/17	2,153,000	2,233,740
Liberty Property LP, 5.50% Sr. Unsec. Nts., 12/15/16	2,777,000	2,857,205
Prologis International Funding II SA, 4.875% Sr. Unsec. Nts., 2/15/20[1]	525,000	560,501
Realty Income Corp., 2% Sr. Unsec. Nts., 1/31/18	2,250,000	2,251,143
Simon Property Group LP, 1.50% Sr. Unsec. Nts., 2/1/18[1]	1,059,000	1,053,683
Ventas Realty LP, 1.25% Sr. Unsec. Nts., 4/17/17	4,533,000	4,497,325
Ventas Realty LP/Ventas Capital Corp., 2% Sr. Unsec. Nts., 2/15/18	1,750,000	1,741,871
Vornado Realty LP, 2.50% Sr. Unsec. Nts., 6/30/19	2,600,000	2,575,919
WEA Finance LLC/Westfield UK & Europe Finance plc, 2.70% Unsec. Nts., 9/17/19[1]	4,000,000	3,996,204
		35,788,483
Real Estate Management & Development—0.2%
Brookfield Asset Management, Inc., 5.80% Sr. Unsec. Nts.,
4/25/17	2,471,000	2,553,339
Health Care—5.0%
Biotechnology—1.2%
AbbVie, Inc.:
1.75% Sr. Unsec. Nts., 11/6/17	2,620,000	2,619,591
1.80% Sr. Unsec. Nts., 5/14/18	2,700,000	2,693,836
Amgen, Inc., 2.50% Sr. Unsec. Nts., 11/15/16	2,600,000	2,625,103
Biogen, Inc., 2.90% Sr. Unsec. Nts., 9/15/20	5,400,000	5,465,761
Celgene Corp., 2.875% Sr. Unsec. Nts., 8/15/20	3,400,000	3,450,317
		16,854,608
Health Care Equipment & Supplies—1.1%
Becton Dickinson & Co.:
1.45% Sr. Unsec. Nts., 5/15/17	2,125,000	2,122,442
2.675% Sr. Unsec. Nts., 12/15/19	2,000,000	2,043,860
Boston Scientific Corp.:
2.85% Sr. Unsec. Nts., 5/15/20	3,000,000	3,023,823
5.125% Sr. Unsec. Nts., 1/12/17	2,560,000	2,634,312
St Jude Medical, Inc., 2.80% Sr. Unsec. Nts., 9/15/20	2,000,000	2,026,444
Zimmer Biomet Holdings, Inc., 2.70% Sr. Unsec. Nts., 4/1/20	3,700,000	3,707,581
		15,558,462
Health Care Providers & Services—1.0%
Cardinal Health, Inc., 1.95% Sr. Unsec. Nts., 6/15/18	3,000,000	3,002,655
Express Scripts Holding Co.:
2.25% Sr. Unsec. Nts., 6/15/19	2,100,000	2,088,080

24 OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Health Care Providers & Services (Continued)
Express Scripts Holding Co.: (Continued)
3.125% Sr. Unsec. Nts., 5/15/16	$3,125,000	$3,138,163
Laboratory Corp. of America Holdings, 2.625% Sr. Unsec. Nts., 2/1/20	3,310,000	3,310,447
Universal Health Services, Inc., 7.125% Sr. Sec. Nts., 6/30/16	1,980,000	2,018,392
		13,557,737
Life Sciences Tools & Services—0.4%
Life Technologies Corp., 6% Sr. Unsec. Nts., 3/1/20	3,300,000	3,691,017
Thermo Fisher Scientific, Inc., 2.15% Sr. Unsec. Nts., 12/14/18	1,283,000	1,284,434
		4,975,451
Pharmaceuticals—1.3%
Actavis Funding SCS:
1.30% Sr. Unsec. Nts., 6/15/17	1,350,000	1,343,359
2.35% Sr. Unsec. Nts., 3/12/18	5,000,000	5,032,680
AstraZeneca plc, 5.90% Sr. Unsec. Nts., 9/15/17	3,095,000	3,303,027
Mallinckrodt International Finance SA, 3.50% Sr. Unsec. Nts., 4/15/18	2,989,000	2,944,165
Mylan, Inc., 1.80% Sr. Unsec. Nts., 6/24/16	3,355,000	3,356,091
Wm Wrigley Jr Co., 1.40% Sr. Unsec. Nts., 10/21/16[1]	1,750,000	1,750,784
		17,730,106
Industrials—6.2%
Aerospace & Defense—1.1%
BAE Systems Holdings, Inc., 2.85% Sr. Unsec. Nts., 12/15/20[1]	5,000,000	5,060,345
L-3 Communications Corp.:
1.50% Sr. Unsec. Nts., 5/28/17	553,000	545,753
3.95% Sr. Unsec. Nts., 11/15/16	1,700,000	1,722,272
Lockheed Martin Corp., 2.50% Sr. Unsec. Nts., 11/23/20	5,000,000	5,093,645
Rolls-Royce plc, 2.375% Sr. Unsec. Nts., 10/14/20[1]	2,600,000	2,598,159
		15,020,174
Building Products—0.5%
Fortune Brands Home & Security, Inc., 3% Sr. Unsec. Nts., 6/15/20	2,700,000	2,707,517
Masco Corp.:
5.85% Sr. Unsec. Nts., 3/15/17	1,900,000	1,961,750
6.125% Sr. Unsec. Nts., 10/3/16	600,000	616,500
Owens Corning, 6.50% Sr. Unsec. Nts., 12/1/16	1,279,000	1,310,306
		6,596,073
Commercial Services & Supplies—0.4%
Pitney Bowes, Inc., 4.75% Sr. Unsec. Nts., 5/15/18	1,988,000	2,088,621
Republic Services, Inc., 5% Sr. Unsec. Nts., 3/1/20	2,800,000	3,054,133
		5,142,754
Industrial Conglomerates—0.5%
Danaher Corp., 2.40% Sr. Unsec. Nts., 9/15/20	3,000,000	3,064,938
Roper Technologies, Inc., 3% Sr. Unsec. Nts., 12/15/20	3,300,000	3,337,779
		6,402,717

25 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Machinery—1.7%
CNH Industrial Capital LLC, 3.25% Sr. Unsec. Nts., 2/1/17	$2,600,000	$2,624,388
Crane Co., 2.75% Sr. Unsec. Nts., 12/15/18	2,500,000	2,529,580
Ingersoll-Rand Global Holding Co. Ltd., 2.875% Sr. Unsec. Nts., 1/15/19	3,490,000	3,539,914
Pentair Finance SA, 3.625% Sr. Unsec. Nts., 9/15/20	5,000,000	4,995,660
Stanley Black & Decker, Inc., 2.451% Sub. Nts., 11/17/18	3,928,000	3,976,758
Xylem, Inc., 3.55% Sr. Unsec. Nts., 9/20/16	5,810,000	5,838,597
		23,504,897
Marine—0.4%
AP Moeller-Maersk AS:
2.55% Sr. Unsec. Nts., 9/22/19[1]	2,500,000	2,420,005
2.875% Sr. Unsec. Nts., 9/28/20[1]	2,600,000	2,480,210
		4,900,215
Professional Services—0.2%
Nielsen Finance LLC/Nielsen Finance Co., 4.50% Sr. Unsec. Nts., 10/1/20	2,645,000	2,729,309
Road & Rail—1.0%
ERAC USA Finance LLC, 6.375% Sr. Unsec. Nts., 10/15/17[1]	2,300,000	2,457,824
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.05% Sr. Unsec. Nts., 1/9/20[1]	750,000	744,263
3.20% Sr. Unsec. Nts., 7/15/20[1]	5,150,000	5,116,180
Ryder System, Inc.:
2.50% Sr. Unsec. Nts., 3/1/17	1,900,000	1,913,435
2.65% Sr. Unsec. Nts., 3/2/20	2,000,000	1,962,442
2.875% Unsec. Nts., 9/1/20	2,000,000	1,986,928
		14,181,072
Trading Companies & Distributors—0.4%
Air Lease Corp., 2.125% Sr. Unsec. Nts., 1/15/18	3,000,000	2,936,250
International Lease Finance Corp., 5.875% Sr. Unsec. Unsub. Nts., 4/1/19	2,755,000	2,916,856
		5,853,106
Information Technology—3.2%
Communications Equipment—0.3%
Harris Corp., 1.999% Sr. Unsec. Nts., 4/27/18	3,800,000	3,778,101
Electronic Equipment, Instruments, & Components—0.5%
Amphenol Corp., 1.55% Sr. Unsec. Nts., 9/15/17	2,300,000	2,294,655
Arrow Electronics, Inc., 6% Sr. Unsec. Nts., 4/1/20	495,000	538,510
Keysight Technologies, Inc., 3.30% Sr. Unsec. Nts., 10/30/19	4,000,000	3,974,152
		6,807,317
Internet Software & Services—0.2%
IAC/InterActiveCorp, 4.875% Sr. Unsec. Nts., 11/30/18	2,350,000	2,388,188
IT Services—0.8%
Fidelity National Information Services, Inc.:
1.45% Sr. Unsec. Nts., 6/5/17	2,066,000	2,044,369
2.85% Sr. Unsec. Nts., 10/15/18	3,141,000	3,170,042
Total System Services, Inc., 2.375% Sr. Unsec. Nts., 6/1/18	4,232,000	4,177,805

26 OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
IT Services (Continued)
Xerox Corp.:
2.95% Sr. Unsec. Nts., 3/15/17	$900,000	$902,146
6.75% Sr. Unsec. Nts., 2/1/17	452,000	467,363
		10,761,725
Semiconductors & Semiconductor Equipment—0.4%
Altera Corp., 1.75% Sr. Unsec. Nts., 5/15/17	2,400,000	2,418,302
NXP BV/NXP Funding LLC, 3.50% Sr. Unsec. Nts., 9/15/16[1]	3,100,000	3,127,125
		5,545,427
Software—0.4%
Autodesk, Inc.:
1.95% Sr. Unsec. Nts., 12/15/17	2,500,000	2,481,417
3.125% Sr. Unsec. Nts., 6/15/20	3,000,000	3,015,588
		5,497,005
Technology Hardware, Storage & Peripherals—0.6%
Dell, Inc., 5.875% Sr. Unsec. Nts., 6/15/19	2,400,000	2,487,600
Hewlett Packard Enterprise Co.:
2.45% Sr. Unsec. Nts., 10/5/17[1]	2,552,000	2,549,349
3.60% Sr. Unsec. Nts., 10/15/20[1]	3,200,000	3,194,758
		8,231,707
Materials—2.9%
Chemicals—1.5%
Airgas, Inc., 3.05% Sr. Unsec. Nts., 8/1/20	2,300,000	2,342,849
Albemarle Corp., 3% Sr. Unsec. Nts., 12/1/19	2,000,000	1,960,486
CF Industries, Inc., 6.875% Sr. Unsec. Nts., 5/1/18	4,200,000	4,532,732
Eastman Chemical Co., 2.70% Sr. Unsec. Nts., 1/15/20	4,950,000	4,911,920
LyondellBasell Industries NV, 5% Sr. Unsec. Nts., 4/15/19	2,100,000	2,217,249
Methanex Corp., 3.25% Sr. Unsec. Nts., 12/15/19	2,600,000	2,459,405
RPM International, Inc., 6.50% Sr. Unsec. Nts., 2/15/18	2,000,000	2,137,472
		20,562,113
Construction Materials—0.1%
CRH America, Inc., 6% Sr. Unsec. Nts., 9/30/16	1,504,000	1,536,990
Containers & Packaging—0.6%
Packaging Corp. of America, 6.50% Sr. Unsec. Nts., 3/15/18	2,400,000	2,578,181
Silgan Holdings, Inc., 5% Sr. Unsec. Nts., 4/1/20	2,600,000	2,678,000
WestRock RKT Co., 3.50% Sr. Unsec. Unsub. Nts., 3/1/20	3,205,000	3,252,729
		8,508,910
Metals & Mining—0.7%
Alcoa, Inc., 5.55% Sr. Unsec. Nts., 2/1/17	3,000,000	3,082,500
Glencore Funding LLC, 2.50% Sr. Unsec. Nts., 1/15/19[1]	1,400,000	1,242,500
Goldcorp, Inc., 2.125% Sr. Unsec. Nts., 3/15/18	2,000,000	1,946,758
Teck Resources Ltd.:
2.50% Sr. Unsec. Nts., 2/1/18	2,200,000	1,896,125
3.15% Sr. Unsec. Nts., 1/15/17	1,000,000	970,000
		9,137,883

27 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Telecommunication Services—2.4%
Diversified Telecommunication Services—2.1%
AT&T, Inc., 5.80% Sr. Unsec. Nts., 2/15/19	$3,700,000	$4,082,073
British Telecommunications plc, 5.95% Sr. Unsec. Nts., 1/15/18	2,000,000	2,155,314
CenturyLink, Inc., 5.625% Sr. Unsec. Unsub. Nts., 4/1/20	2,100,000	2,134,125
Deutsche Telekom International Finance BV, 6.75% Sr. Unsec. Nts., 8/20/18	2,800,000	3,123,380
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
2.40% Sr. Unsec. Nts., 3/15/17	3,088,000	3,119,152
5.875% Sr. Unsec. Nts., 10/1/19	1,900,000	2,127,172
Frontier Communications Corp.:
8.50% Sr. Unsec. Nts., 4/15/20	1,830,000	1,868,887
8.875% Sr. Unsec. Nts., 9/15/20[1]	1,000,000	1,036,250
Telecom Italia Capital SA, 7.175% Sr. Unsec. Nts., 6/18/19	1,900,000	2,104,250
Telefonica Emisiones SAU, 5.877% Sr. Unsec. Nts., 7/15/19	2,900,000	3,182,037
Verizon Communications, Inc., 4.50% Sr. Unsec. Nts., 9/15/20	3,800,000	4,136,866
		29,069,506
Wireless Telecommunication Services—0.3%
Rogers Communications, Inc., 6.80% Sr. Unsec. Nts., 8/15/18	3,650,000	4,061,282
Utilities—4.0%
Electric Utilities—2.4%
Cleveland Electric Illuminating Co., 8.875% Sec. Nts., 11/15/18	3,100,000	3,640,091
Edison International, 3.75% Sr. Unsec. Unsub. Nts., 9/15/17	4,314,000	4,445,741
EDP Finance BV, 6% Sr. Unsec. Nts., 2/2/18[1]	3,350,000	3,479,625
Enel Finance International NV, 6.25% Sr. Unsec. Nts., 9/15/17[1]	2,750,000	2,926,374
Great Plains Energy, Inc., 6.875% Sr. Unsec. Nts., 9/15/17	2,368,000	2,510,023
Iberdrola Finance Ireland Ltd., 5% Sr. Unsec. Nts., 9/11/19[1]	2,000,000	2,166,450
ITC Holdings Corp., 6.05% Sr. Unsec. Nts., 1/31/18[1]	1,725,000	1,844,855
Kentucky Power Co., 6% Sr. Unsec. Nts., 9/15/17[1]	1,106,000	1,170,137
NextEra Energy Capital Holdings, Inc., 2.40% Sr. Unsec. Nts., 9/15/19	2,600,000	2,601,360
PPL WEM Ltd./Western Power Distribution Ltd., 3.90% Sr.
Unsec. Nts., 5/1/16[1]	3,250,000	3,256,022
Progress Energy, Inc., 4.40% Sr. Unsec. Nts., 1/15/21	750,000	801,019
Public Service Co. of New Mexico, 7.95% Sr. Unsec. Nts., 5/15/18	2,230,000	2,504,774
Southwestern Electric Power Co., 5.875% Sr. Unsec. Nts., 3/1/18	1,515,000	1,637,215
		32,983,686
Independent Power and Renewable Electricity Producers—0.5%
Dayton Power & Light Co. (The), 1.875% Sec. Nts., 9/15/16	3,172,000	3,176,263
IPALCO Enterprises, Inc., 3.45% Sr. Sec. Nts., 7/15/20	2,750,000	2,753,438
		5,929,701
Multi-Utilities—1.1%
CenterPoint Energy, Inc., 5.95% Sr. Unsec. Nts., 2/1/17	2,175,000	2,252,010
CMS Energy Corp., 6.55% Sr. Unsec. Nts., 7/17/17	2,200,000	2,340,549

28 OPPENHEIMER LIMITED-TERM BOND FUND

		Principal Amount	Value
Multi-Utilities (Continued)
Florida Gas Transmission Co. LLC, 5.45% Sr. Unsec. Nts., 7/15/20[1]	$	2,000,000	$2,077,594
NiSource Finance Corp., 6.80% Sr. Unsec. Nts., 1/15/19		2,325,000	2,594,568
PG&E Corp., 2.40% Sr. Unsec. Nts., 3/1/19		2,750,000	2,779,675
TECO Finance, Inc., 6.572% Sr. Unsec. Nts., 11/1/17		2,838,000	3,044,993
			15,089,389
Total Corporate Bonds and Notes (Cost $757,123,408)			752,654,808

		Exercise Price	Expiration Date		Contracts
Exchange-Traded Options Purchased—0.0%
iShares iBoxx $ High
Yield Corporate Bond
ETF Call[10]	USD	84.000	6/17/16	USD	8,660	2,193
iShares iBoxx $ High
Yield Corporate Bond
ETF Put[10]	USD	76.000	3/18/16	USD	2,775	34,854
Total Exchange-Traded Options Purchased (Cost $618,467)						37,047

	Shares
Investment Company—14.6%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.42%[11,12] (Cost
$197,931,200)	197,931,200	197,931,200
Total Investments, at Value (Cost $1,492,345,735)	109.9%	1,494,291,219
Net Other Assets (Liabilities)	(9.9)	(134,721,360)

Net Assets	100.0%	$1,359,569,859

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $292,956,255 or 21.55% of the Fund’s net assets at period end.

2. Restricted security. The aggregate value of restricted securities at period end was $7,235,729, which represents

0.53% of the Fund’s net assets. See Note 4 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)
American Credit Acceptance
Receivables Trust, Series 2015-3, Cl. B,
3.56%, 10/12/21	9/30/15	$2,949,703	$2,929,623	$(20,080)
Banc of America Funding Trust, Series
2014-R7, Cl. 3A1, 2.83%, 3/26/36	3/6/15-5/13/15	2,309,211	2,271,309	(37,902)
Westlake Automobile Receivables Trust,
Series 2016-1A, Cl. B, 2.68%, 9/15/21	1/14/16	2,034,859	2,034,797	(62)

		$ 7,293,773	$ 7,235,729	$ (58,044)

3.	Represents the current interest rate for a variable or increasing rate security.
4.	Interest rate is less than 0.0005%.

29    OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $11,313,830 or 0.83% of the Fund’s net assets at period end.

6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $81,622 or 0.01% of the Fund’s net assets at period end.

8. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $2,697,311. See Note 6 of the accompanying Notes.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

10.	Non-income producing security.
11.	Rate shown is the 7-day yield at period end.

12. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares August 31, 2015	Gross Additions	Gross Reductions	Shares February 29, 2016
Oppenheimer Institutional Money
Market Fund, Cl. E	61,867,197	423,820,352	287,756,349	197,931,200

			Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E			$ 197,931,200	$ 194,447

Futures Contracts as of February 29, 2016
Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
United States Treasury Long Bonds	CBT	Buy	6/21/16	40	$6,581,250	$7,146
United States Treasury Nts., 10 yr.	CBT	Sell	6/21/16	1,021	133,256,453	21,056
United States Treasury Nts., 2 yr.	CBT	Buy	6/30/16	1,251	273,402,142	(293,798)
United States Treasury Nts., 5 yr.	CBT	Sell	6/30/16	145	17,542,734	43,004
						$(222,592)

Glossary:

Exchange Abbreviations

CBT	Chicago Board of Trade

See accompanying Notes to Financial Statements.

30    OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES February 29, 2016 Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,294,414,535)	$1,296,360,019
Affiliated companies (cost $197,931,200)	197,931,200

1,494,291,219

Receivables and other assets:
Investments sold (including $80,203,116 sold on a when-issued or delayed delivery basis)	83,335,023
Interest, dividends and principal paydowns	9,092,188
Shares of beneficial interest sold	4,011,495
Variation margin receivable	50,483
Other	97,973

Total assets	1,590,878,381

Liabilities
Bank overdraft	654,000

Payables and other liabilities:
Investments purchased (including $219,946,858 purchased on a when-issued or delayed delivery basis)	227,538,275
Shares of beneficial interest redeemed	2,228,470
Dividends	333,814
Distribution and service plan fees	187,243
Variation margin payable	169,779
Trustees’ compensation	165,628
Shareholder communications	7,774
Other	23,539

Total liabilities	231,308,522

Net Assets	$1,359,569,859

Composition of Net Assets
Par value of shares of beneficial interest	$300,970

Additional paid-in capital	1,387,650,828

Accumulated net investment income	823,792

Accumulated net realized loss on investments	(30,928,623)

Net unrealized appreciation on investments	1,722,892

Net Assets	$1,359,569,859

31 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $722,268,807 and 160,008,947 shares of beneficial interest outstanding)	$4.51
Maximum offering price per share (net asset value plus sales charge of 2.25% of offering price)	$4.61

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $12,552,997 and 2,785,287 shares of beneficial interest outstanding)	$4.51

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $181,146,731 and 40,200,088 shares of beneficial interest outstanding)	$4.51

Class I Shares:
Net asset value, redemption price and offering price per share (based on net assets of $152,409,999 and 33,674,678 shares of beneficial interest outstanding)	$4.53

Class R Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $34,313,449 and 7,602,537 shares of beneficial interest outstanding)	$4.51

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $256,877,876 and 56,698,196 shares of beneficial interest outstanding)	$4.53

See accompanying Notes to Financial Statements.

32 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF OPERATIONS  For the Six Months Ended February 29, 2016

Investment Income
Interest	$17,585,802

Fee income on when-issued securities	867,381

Dividends—affiliated companies	194,447

Total investment income	18,647,630

Expenses
Management fees	2,617,897

Distribution and service plan fees:
Class A	860,037
Class B	69,180
Class C	832,477
Class R	83,240

Transfer and shareholder servicing agent fees:
Class A	783,096
Class B	15,270
Class C	183,670
Class I	20,661
Class R	37,743
Class Y	239,813

Shareholder communications:
Class A	13,592
Class B	630
Class C	2,927
Class I	5
Class R	787
Class Y	934

Trustees’ compensation	10,962

Borrowing fees	10,140

Custodian fees and expenses	7,776

Other	36,556

Total expenses	5,827,393
Less waivers and reimbursements of expenses	(251,437)

Net expenses	5,575,956

Net Investment Income	13,071,674

33 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF OPERATIONS  Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized loss on:
Investments from unaffiliated companies	$(6,062,516)
Closing and expiration of futures contracts	(5,027,753)
Swap contracts	(75,430)

Net realized loss	(11,165,699)

Net change in unrealized appreciation/depreciation on:
Investments	(5,664,816)
Futures contracts	(1,274,528)
Swap contracts	(188,770)

Net change in unrealized appreciation/depreciation	(7,128,114)

Net Decrease in Net Assets Resulting from Operations	$(5,222,139)

See accompanying Notes to Financial Statements.

34 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Operations
Net investment income	$13,071,674	$23,689,982

Net realized loss	(11,165,699)	(7,812,300)

Net change in unrealized appreciation/depreciation	(7,128,114)	(9,990,425)

Net increase (decrease) in net assets resulting from operations	(5,222,139)	5,887,257

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(8,240,560)	(18,308,834)
Class B	(103,880)	(349,728)
Class C	(1,262,406)	(2,751,913)
Class I	(1,876,468)	(286,961)
Class R	(346,911)	(737,632)
Class Y	(2,733,427)	(3,236,686)

	(14,563,652)	(25,671,754)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	13,723,978	67,729,353
Class B	(3,021,751)	(8,080,436)
Class C	24,103,840	28,655,014
Class I	37,817,237	112,644,100
Class R	522,210	4,971,692
Class Y	102,165,195	98,462,005

	175,310,709	304,381,728

Net Assets
Total increase	155,524,918	284,597,231

Beginning of period	1,204,044,941	919,447,710

End of period (including accumulated net investment income of $823,792 and $2,315,770)	$1,359,569,859	$1,204,044,941

See accompanying Notes to Financial Statements.

35 OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended February 29, 2016[1] (Unaudited)	Year Ended August 31, 2015[1]	Year Ended August 29, 2014[1,2]	Year Ended August 30, 2013[1,2]	Year Ended August 31, 2012[1]	Year Ended August 31, 2011[1]

Per Share Operating Data
Net asset value, beginning of period	$4.59	$4.67	$4.66	$4.93	$4.82	$4.80

Income (loss) from investment operations:
Net investment income[3]	0.05	0.11	0.13	0.09	0.11	0.17
Net realized and unrealized gain (loss)	(0.07)	(0.07)	0.03	(0.15)	0.16	0.03

Total from investment operations	(0.02)	0.04	0.16	(0.06)	0.27	0.20

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.06)	(0.12)	(0.15)	(0.09)	(0.11)	(0.17)
Distributions from net realized gain	0.00	0.00	0.00	(0.12)	(0.05)	(0.01)

Total dividends and/or distributions to shareholders	(0.06)	(0.12)	(0.15)	(0.21)	(0.16)	(0.18)

Net asset value, end of period	$4.51	$4.59	$4.67	$4.66	$4.93	$4.82

Total Return, at Net Asset Value[4]	(0.50)%	0.77%	3.32%	(1.21)%	5.77%	4.32%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$722,269	$719,405	$664,895	$632,387	$754,344	$666,222

Average net assets (in thousands)	$715,834	$703,391	$623,486	$722,428	$724,262	$672,108

Ratios to average net assets:[5]
Net investment income	2.08%	2.41%	2.62%	1.85%	2.27%	3.60%
Expenses excluding interest and fees from borrowings	0.88%	0.90%	0.91%	1.00%	0.99%	1.00%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%	0.00%	0.00%	0.00%

Total expenses	0.88%[7]	0.90%[7]	0.91%[7]	1.00%	0.99%	1.00%[7]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.82%	0.82%	0.85%	0.90%	0.90%	0.90%

Portfolio turnover rate[8]	31%	83%	147%	162%	143%	57%

36 OPPENHEIMER LIMITED-TERM BOND FUND

1. On September 11, 2015, the Fund effected a share split as described in Note 11 of the accompanying Notes. Per share data prior to this date has been restated to give effect to the share split.

2. August 29, 2014 and August 30, 2013 represent the last business days of the Fund’s respective reporting periods. See Note 2 of the accompanying Notes.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 29, 2016	0.89%
Year Ended August 31, 2015	0.90%
Year Ended August 29, 2014	0.91%
Year Ended August 31, 2011	1.00%

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended February 29, 2016	$1,077,209,757	$1,045,099,237
Year Ended August 31, 2015	$2,927,863,777	$2,846,781,904
Year Ended August 29, 2014	$1,812,277,358	$2,019,761,146
Year Ended August 30, 2013	$5,364,504,647	$5,515,045,235
Year Ended August 31, 2012	$4,076,812,506	$3,925,961,964
Year Ended August 31, 2011	$3,566,485,464	$3,488,198,075

See accompanying Notes to Financial Statements.

37 OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class B	Six Months Ended February 29, 2016[1] (Unaudited)	Year Ended August 31, 2015[1]	Year Ended August 29, 2014[1,2]	Year Ended August 30, 2013[1,2]	Year Ended August 31, 2012[1]	Year Ended August 31, 2011[1]
Per Share Operating Data
Net asset value, beginning of period	$4.58	$4.67	$4.65	$4.92	$4.81	$4.80
Income (loss) from investment operations:
Net investment income[3]	0.03	0.08	0.09	0.05	0.08	0.13
Net realized and unrealized gain (loss)	(0.06)	(0.09)	0.03	(0.14)	0.16	0.03
Total from investment operations	(0.03)	(0.01)	0.12	(0.09)	0.24	0.16
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.04)	(0.08)	(0.10)	(0.05)	(0.08)	(0.13)
Distributions from net realized gain	0.00	0.00	0.00	(0.13)	(0.05)	(0.02)
Total dividends and/or distributions to shareholders	(0.04)	(0.08)	(0.10)	(0.18)	(0.13)	(0.15)
Net asset value, end of period	$4.51	$4.58	$4.67	$4.65	$4.92	$4.81

Total Return, at Net Asset Value[4]	(0.68)%	(0.18)%	2.51%	(1.94)%	4.98%	3.55%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,553	$15,780	$24,216	$34,046	$54,057	$55,064
Average net assets (in thousands)	$13,936	$19,477	$28,962	$45,170	$55,554	$61,028
Ratios to average net assets:[5]
Net investment income	1.27%	1.58%	1.86%	1.10%	1.54%	2.86%
Expenses excluding interest and fees from borrowings	1.65%	1.66%	1.66%	1.93%	1.92%	1.95%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%	0.00%	0.00%	0.00%
Total expenses	1.65%[7]	1.66%[7]	1.66%[7]	1.93%	1.92%	1.95%[7]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.64%	1.65%	1.63%	1.65%	1.65%	1.65%
Portfolio turnover rate[8]	31%	83%	147%	162%	143%	57%

38 OPPENHEIMER LIMITED-TERM BOND FUND

1. On September 11, 2015, the Fund effected a share split as described in Note 11 of the accompanying Notes. Per share data prior to this date has been restated to give effect to the share split.

2. August 29, 2014 and August 30, 2013 represent the last business days of the Fund’s respective reporting periods. See Note 2 of the accompanying Notes.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 29, 2016	1.66%
Year Ended August 31, 2015	1.66%
Year Ended August 29, 2014	1.66%
Year Ended August 31, 2011	1.95%

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended February 29, 2016	$1,077,209,757	$1,045,099,237
Year Ended August 31, 2015	$2,927,863,777	$2,846,781,904
Year Ended August 29, 2014	$1,812,277,358	$2,019,761,146
Year Ended August 30, 2013	$5,364,504,647	$5,515,045,235
Year Ended August 31, 2012	$4,076,812,506	$3,925,961,964
Year Ended August 31, 2011	$3,566,485,464	$3,488,198,075

See accompanying Notes to Financial Statements.

39 OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended February 29, 2016[1] (Unaudited)	Year Ended August 31, 2015[1]	Year Ended August 29, 2014[1,2]	Year Ended August 30, 2013[1,2]	Year Ended August 31, 2012[1]	Year Ended August 31, 2011[1]
Per Share Operating Data
Net asset value, beginning of period	$4.57	$4.66	$4.66	$4.92	$4.81	$4.80
Income (loss) from investment operations:
Net investment income[3]	0.03	0.07	0.09	0.06	0.07	0.13
Net realized and unrealized gain (loss)	(0.05)	(0.08)	0.02	(0.14)	0.16	0.03

Total from investment operations	(0.02)	(0.01)	0.11	(0.08)	0.23	0.16
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.04)	(0.08)	(0.11)	(0.06)	(0.07)	(0.13)
Distributions from net realized gain	0.00	0.00	0.00	(0.12)	(0.05)	(0.02)

Total dividends and/or distributions to shareholders	(0.04)	(0.08)	(0.11)	(0.18)	(0.12)	(0.15)
Net asset value, end of period	$4.51	$4.57	$4.66	$4.66	$4.92	$4.81

Total Return, at Net Asset Value[4]	(0.68)%	(0.06)%	2.40%	(1.84)%	4.87%	3.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$181,147	$159,614	$134,000	$119,677	$161,528	$141,529
Average net assets (in thousands)	$168,103	$156,321	$122,206	$145,990	$155,641	$142,267
Ratios to average net assets:[5]
Net investment income	1.28%	1.58%	1.82%	1.10%	1.52%	2.85%
Expenses excluding interest and fees from borrowings	1.64%	1.65%	1.65%	1.78%	1.76%	1.79%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%	0.00%	0.00%	0.00%

Total expenses	1.64%[7]	1.65%[7]	1.65%[7]	1.78%	1.76%	1.79%[7]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.63%	1.64%	1.64%	1.65%	1.65%	1.65%
Portfolio turnover rate[8]	31%	83%	147%	162%	143%	57%

40 OPPENHEIMER LIMITED-TERM BOND FUND

1. On September 11, 2015, the Fund effected a share split as described in Note 11 of the accompanying Notes. Per share data prior to this date has been restated to give effect to the share split.

2. August 29, 2014 and August 30, 2013 represent the last business days of the Fund’s respective reporting periods. See Note 2 of the accompanying Notes.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 29, 2016	1.65%
Year Ended August 31, 2015	1.65%
Year Ended August 29, 2014	1.65%
Year Ended August 31, 2011	1.79%

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended February 29, 2016	$1,077,209,757	$1,045,099,237
Year Ended August 31, 2015	$2,927,863,777	$2,846,781,904
Year Ended August 29, 2014	$1,812,277,358	$2,019,761,146
Year Ended August 30, 2013	$5,364,504,647	$5,515,045,235
Year Ended August 31, 2012	$4,076,812,506	$3,925,961,964
Year Ended August 31, 2011	$3,566,485,464	$3,488,198,075

See accompanying Notes to Financial Statements.

41 OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class I	Six Months Ended February 29, 2016[1] (Unaudited)	Year Ended August 31, 2015[1]	Year Ended August 29, 2014[1,2]	Period Ended August 30, 2013[1,2,3]
Per Share Operating Data
Net asset value, beginning of period	$4.59	$4.68	$4.67	$4.70
Income (loss) from investment operations:
Net investment income[4]	0.06	0.13	0.14	0.01
Net realized and unrealized gain (loss)	(0.06)	(0.08)	0.03	(0.03)

Total from investment operations	0.00	0.05	0.17	(0.02)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.06)	(0.14)	(0.16)	(0.01)
Distributions from net realized gain	0.00	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	(0.06)	(0.14)	(0.16)	(0.01)

Net asset value, end of period	$4.53	$4.59	$4.68	$4.67

Total Return, at Net Asset Value[5]	(0.08)%	1.03%	3.70%	(0.20)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$152,410	$116,806	$4,362	$10
Average net assets (in thousands)	$139,437	$9,764	$4,274	$10
Ratios to average net assets:[6]
Net investment income	2.46%	2.76%	3.01%	2.58%
Expenses excluding interest and fees from borrowings	0.45%	0.46%	0.47%	0.44%
Interest and fees from borrowings	0.00%[7]	0.00%[7]	0.00%	0.00%

Total expenses	0.45%[8]	0.46%[8]	0.47%[8]	0.44%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.44%	0.46%	0.47%	0.44%
Portfolio turnover rate[9]	31%	83%	147%	162%

42 OPPENHEIMER LIMITED-TERM BOND FUND

1. On September 11, 2015, the Fund effected a share split as described in Note 11 of the accompanying Notes. Per share data prior to this date has been restated to give effect to the share split.

2. August 29, 2014 and August 30, 2013 represent the last business days of the Fund’s respective reporting periods. See Note 2 of the accompanying Notes.

3. For the period from August 1, 2013 (inception of offering) to August 30, 2013.

4. Per share amounts calculated based on the average shares outstanding during the period.

5. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6. Annualized for periods less than one full year.

7. Less than 0.005%.

8. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 29, 2016	0.46%
Year Ended August 31, 2015	0.46%
Year Ended August 29, 2014	0.47%

9. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended February 29, 2016	$1,077,209,757	$1,045,099,237
Year Ended August 31, 2015	$2,927,863,777	$2,846,781,904
Year Ended August 29, 2014	$1,812,277,358	$2,019,761,146
Period Ended August 30, 2013	$5,364,504,647	$5,515,045,235

See accompanying Notes to Financial Statements.

43 OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class R	Six Months Ended February 29, 2016[1] (Unaudited)	Year Ended August 31, 2015[1]	Year Ended August 29, 2014[1,2]	Year Ended August 30, 2013[1,2]	Year Ended August 31, 2012[1]	Year Ended August 31, 2011[1]
Per Share Operating Data
Net asset value, beginning of period	$4.59	$4.67	$4.66	$4.93	$4.82	$4.81
Income (loss) from investment operations:
Net investment income[3]	0.04	0.09	0.11	0.08	0.10	0.16
Net realized and unrealized gain (loss)	(0.07)	(0.07)	0.03	(0.15)	0.16	0.03

Total from investment operations	(0.03)	0.02	0.14	(0.07)	0.26	0.19
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.05)	(0.10)	(0.13)	(0.08)	(0.10)	(0.16)
Distributions from net realized gain	0.00	0.00	0.00	(0.12)	(0.05)	(0.02)

Total dividends and/or distributions to shareholders	(0.05)	(0.10)	(0.13)	(0.20)	(0.15)	(0.18)
Net asset value, end of period	$4.51	$4.59	$4.67	$4.66	$4.93	$4.82

Total Return, at Net Asset Value[4]	(0.53)%	0.35%	3.03%	(1.45)%	5.50%	4.06%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,313	$34,318	$29,966	$33,368	$44,488	$42,871
Average net assets (in thousands)	$34,500	$32,247	$31,470	$39,970	$44,693	$43,606
Ratios to average net assets:[5]
Net investment income	1.79%	2.10%	2.34%	1.60%	2.02%	3.35%
Expenses excluding interest and fees from borrowings	1.13%	1.13%	1.13%	1.33%	1.30%	1.36%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%	0.00%	0.00%	0.00%

Total expenses	1.13%[7]	1.13%[7]	1.13%[7]	1.33%	1.30%	1.36%[7]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.12%	1.13%	1.13%	1.15%	1.15%	1.15%
Portfolio turnover rate[8]	31%	83%	147%	162%	143%	57%

44 OPPENHEIMER LIMITED-TERM BOND FUND

1. On September 11, 2015, the Fund effected a share split as described in Note 11 of the accompanying Notes. Per share data prior to this date has been restated to give effect to the share split.

2. August 29, 2014 and August 30, 2013 represent the last business days of the Fund’s respective reporting periods. See Note 2 of the accompanying Notes.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 29, 2016	1.14%
Year Ended August 31, 2015	1.13%
Year Ended August 29, 2014	1.13%
Year Ended August 31, 2011	1.36%

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended February 29, 2016	$1,077,209,757	$1,045,099,237
Year Ended August 31, 2015	$2,927,863,777	$2,846,781,904
Year Ended August 29, 2014	$1,812,277,358	$2,019,761,146
Year Ended August 30, 2013	$5,364,504,647	$5,515,045,235
Year Ended August 31, 2012	$4,076,812,506	$3,925,961,964
Year Ended August 31, 2011	$3,566,485,464	$3,488,198,075

See accompanying Notes to Financial Statements.

45 OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended February 29, 2016[1] (Unaudited)	Year Ended August 31, 2015[1]	Year Ended August 29, 2014[1,2]	Year Ended August 30, 2013[1,2]	Year Ended August 31, 2012[1]	Year Ended August 31, 2011[1]
Per Share Operating Data
Net asset value, beginning of period	$4.60	$4.68	$4.67	$4.95	$4.84	$4.83
Income (loss) from investment operations:
Net investment income[3]	0.05	0.12	0.13	0.10	0.12	0.17
Net realized and unrealized gain (loss)	(0.06)	(0.07)	0.04	(0.15)	0.16	0.04

Total from investment operations	(0.01)	0.05	0.17	(0.05)	0.28	0.21
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.06)	(0.13)	(0.16)	(0.10)	(0.12)	(0.18)
Distributions from net realized gain	0.00	0.00	0.00	(0.13)	(0.05)	(0.02)

Total dividends and/or distributions to shareholders	(0.06)	(0.13)	(0.16)	(0.23)	(0.17)	(0.20)
Net asset value, end of period	$4.53	$4.60	$4.68	$4.67	$4.95	$4.84

Total Return, at Net Asset Value[4]	(0.29)%	0.95%	3.52%	(1.05)%	6.02%	4.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$256,878	$158,122	$62,009	$16,412	$16,762	$11,805
Average net assets (in thousands)	$219,888	$118,474	$27,625	$18,643	$17,648	$13,636
Ratios to average net assets:[5]
Net investment income	2.27%	2.56%	2.69%	2.11%	2.49%	3.69%
Expenses excluding interest and fees from borrowings	0.64%	0.65%	0.66%	0.70%	0.67%	0.89%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%	0.00%	0.00%	0.00%

Total expenses	0.64%[7]	0.65%[7]	0.66%[7]	0.70%	0.67%	0.89%[7]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.63%	0.64%	0.65%	0.65%	0.65%	0.65%
Portfolio turnover rate[8]	31%	83%	147%	162%	143%	57%

46 OPPENHEIMER LIMITED-TERM BOND FUND

1. On September 11, 2015, the Fund effected a share split as described in Note 11 of the accompanying Notes. Per share data prior to this date has been restated to give effect to the share split.

2. August 29, 2014 and August 30, 2013 represent the last business days of the Fund’s respective reporting periods. See Note 2 of the accompanying Notes.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 29, 2016	0.65%
Year Ended August 31, 2015	0.65%
Year Ended August 29, 2014	0.66%
Year Ended August 31, 2011	0.89%

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended February 29, 2016	$1,077,209,757	$1,045,099,237
Year Ended August 31, 2015	$2,927,863,777	$2,846,781,904
Year Ended August 29, 2014	$1,812,277,358	$2,019,761,146
Year Ended August 30, 2013	$5,364,504,647	$5,515,045,235
Year Ended August 31, 2012	$4,076,812,506	$3,925,961,964
Year Ended August 31, 2011	$3,566,485,464	$3,488,198,075

See accompanying Notes to Financial Statements.

47 OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS February 29, 2016 Unaudited

1. Organization

Oppenheimer Limited-Term Bond Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C, Class I, Class R and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares are permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds are allowed. As of July 1, 2014, Class N shares were renamed Class R shares. Class N shares subject to a contingent deferred sales charge (“CDSC”) on July 1, 2014, continue to be subject to a CDSC after the shares were renamed. Purchases of Class R shares occurring on or after July 1, 2014, are not subject to a CDSC upon redemption. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and R shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

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2. Significant Accounting Policies (Continued)

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended August 31, 2015, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

During the fiscal year ended August 31, 2015, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. The Fund had straddle losses of $395,061 of which were deferred. Details of the fiscal year ended August 31, 2015 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring
No expiration	$ 18,373,097

At period end, it is estimated that the capital loss carryforwards would be $29,933,857, which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,492,349,687
Federal tax cost of other investments	129,406,797

Total federal tax cost	$1,621,756,484

Gross unrealized appreciation	$16,687,003
Gross unrealized depreciation	(14,968,063)

Net unrealized appreciation	$1,718,940

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2. Significant Accounting Policies (Continued)

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair

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3. Securities Valuation (Continued)

value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$180,475,449	$—	$180,475,449
Mortgage-Backed Obligations	—	339,923,430	96,318	340,019,748
U.S. Government Obligations	—	23,172,967	—	23,172,967
Corporate Bonds and Notes	—	752,654,808	—	752,654,808
Exchange-Traded Options Purchased	—	37,047	—	37,047
Investment Company	197,931,200	—	—	197,931,200

Total Investments, at Value	197,931,200	1,296,263,701	96,318	1,494,291,219
Other Financial Instruments:
Futures contracts	71,206	—	—	71,206

Total Assets	$198,002,406	$1,296,263,701	$96,318	$1,494,362,425

Liabilities Table
Other Financial Instruments:

Futures contracts	$(293,798)	$—	$—	$(293,798)

Total Liabilities	$(293,798)	$—	$—	$(293,798)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 3*
Assets Table
Investments, at Value:
Mortgage-Backed Obligations	$2,803,864	$(2,803,864)

Total Assets	$2,803,864	$(2,803,864)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/

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4. Investments and Risks (Continued)

or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in a money market Affiliated Fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is regulated as a money market fund under the Investment Company Act of 1940, as amended.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$219,946,858

Sold securities	80,203,116

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an

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5. Market Risk Factors (Continued)

increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Risk Exposures and the Use of Derivative Instruments (Continued)

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the reporting period, the Fund had an ending monthly average market value of $289,997,322 and $301,394,982 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.

Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as

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6. Risk Exposures and the Use of Derivative Instruments (Continued)

unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The Fund has purchased call options on treasury and/or euro futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on treasury and/or euro futures to decrease exposure to interest rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of $313 and $4,979 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or, if the Fund owns the underlying security, give up the opportunity for profit. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

Swap contracts are reported on a schedule following the Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Risk Exposures and the Use of Derivative Instruments (Continued)

the Statement of Operations.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified floating interest rate while the other is typically a fixed interest rate.

The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.

For the reporting period, the Fund had ending monthly average notional amounts of $12,556,429 on interest rate swaps which pay a fixed rate

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

At period end, the Fund had no such interest rate swap agreements outstanding.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

60 OPPENHEIMER LIMITED-TERM BOND FUND

6. Risk Exposures and the Use of Derivative Instruments (Continued)

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the

61 OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Risk Exposures and the Use of Derivative Instruments (Continued)

mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

The following table presents the valuations of derivative instruments by risk exposure as reported within the Statement of Assets and Liabilities at period end:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest rate contracts Variation margin receivable		$50,483*	Variation margin payable	$169,779*
Interest rate contracts Investments, at value		37,047**

Total		$87,530		$169,779

*Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

**Amounts relate to purchased option contracts and purchased swaption contracts.

The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments		Closing and expiration of futures contracts	Swap contracts	Total
Interest rate contracts		$(5,027,753)	$(75,430)	$(5,103,183)

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Investments*	Futures contracts	Swap contracts	Total
Interest rate contracts	$(581,420)	$(1,274,528)	$(188,770)	$(2,044,718)

*Includes purchased option contracts and purchased swaption contracts, if any.

7. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

62 OPPENHEIMER LIMITED-TERM BOND FUND

7. Shares of Beneficial Interest (Continued)

	Six Months Ended February 29, 2016		Year Ended August 31, 2015
	Shares	Amount	Shares	Amount

Class A
Sold	28,253,641	$130,947,072	29,262,894	$271,240,344
Dividends and/or distributions reinvested	1,658,593	7,542,135	1,828,430	16,930,050
Redeemed	(26,871,248)	(124,765,229)	(23,788,593)	(220,441,041)
Shares tendered from share split	78,484,406[1]	—	—	—

Net increase	81,525,392	$13,723,978	7,302,731	$67,729,353

Class B
Sold	230,830	$1,073,039	220,110	$2,037,900
Dividends and/or distributions reinvested	22,223	100,906	35,898	332,000
Redeemed	(866,441)	(4,195,696)	(1,128,206)	(10,450,336)
Shares tendered from share split	1,674,464[1]	—	—	—

Net increase (decrease)	1,061,076	$(3,021,751)	(872,198)	$(8,080,436)

Class C
Sold	11,449,955	$52,660,263	11,004,914	$101,817,949
Dividends and/or distributions reinvested	245,378	1,113,667	268,699	2,483,508
Redeemed	(6,330,817)	(29,670,090)	(8,200,028)	(75,646,443)
Shares tendered from share split	17,392,359[1]	—	—	—

Net increase	22,756,875	$24,103,840	3,073,585	$28,655,014

Class I
Sold	9,879,375	$45,548,794	12,463,126	$114,675,331
Dividends and/or distributions reinvested	407,458	1,857,175	25,685	238,225
Redeemed	(2,045,661)	(9,588,732)	(244,520)	(2,269,456)
Shares tendered from share split	12,723,550[1]	—	—	—

Net increase	20,964,722	$37,817,237	12,244,291	$112,644,100

Class R
Sold	1,164,168	$5,429,132	1,497,173	$13,873,528
Dividends and/or distributions reinvested	71,891	326,880	75,245	696,417
Redeemed	(1,126,940)	(5,233,802)	(1,036,387)	(9,598,253)
Shares tendered from share split	3,749,079[1]	—	—	—

Net increase	3,858,198	$522,210	536,031	$4,971,692

63 OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

7. Shares of Beneficial Interest (Continued)

	Six Months Ended February 29, 2016			Year Ended August 31, 2015
	Shares		Amount	Shares	Amount

Class Y
Sold	32,913,421		$151,528,256	21,410,904	$199,087,593
Dividends and/or distributions reinvested	377,625		1,724,551	286,834	2,662,414
Redeemed	(10,965,643)		(51,087,612)	(11,121,816)	(103,288,002)
Shares tendered from share split	17,181,578	[1]	—	—	—

Net increase	39,506,981		$102,165,195	10,575,922	$98,462,005

1. As of the close of September 11, 2015, the Fund implemented a share split which resulted in an addition of shares.

See Note 11.

8. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the reporting period were as follows:

	Purchases	Sales

Investment securities	$431,987,526	$311,260,393
U.S. government and government agency obligations	36,150,020	41,623,953
To Be Announced (TBA) mortgage-related securities	1,077,209,757	1,045,099,237

9. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $500 million	0.45%
Next $500 million	0.40
Next $4 billion	0.35
Over $5 billion	0.30

The Fund’s effective management fee for the reporting period was 0.41% of average annual net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets. Fees incurred and average net assets for each class with respect to these

64 OPPENHEIMER LIMITED-TERM BOND FUND

9. Fees and Other Transactions with Affiliates (Continued)

services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the reporting period, the Fund’s projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$—
Payments Made to Retired Trustees	11,692
Accumulated Liability as of February 29, 2016	80,500

The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts

65 OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

9. Fees and Other Transactions with Affiliates (Continued)

that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares’ daily net assets and 0.25% on Class R shares’ daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets. The Plans continue in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor

February 29, 2016	$68,807	$11,900	$10,053	$14,894	$—

Waivers and Reimbursements of Expenses. The Manager has contractually agreed to limit the “Total expenses” for Class A so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses”, as a percentage of average annual net assets, will not exceed the annual rate of 0.82%. The expense limitations do not include interest and fees from borrowing and other expenses not incurred in the ordinary course of the Fund’s business. During the reporting period, the Manager waived fees and/or reimbursed the Fund $180,229 for Class A.

The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the reporting period, the Manager waived fees and/or reimbursed the Fund $71,208 for IMMF management fees.

66 OPPENHEIMER LIMITED-TERM BOND FUND

9. Fees and Other Transactions with Affiliates (Continued)

Waivers and/or reimbursements may be modified or terminated as set forth according to the terms in the prospectus.

10. Borrowings and Other Financing

Joint Credit Facility. A number of mutual funds managed by the Manager participate in a $1.28 billion revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with atypical redemption activity. Expenses and fees related to the Facility are paid by the participating funds and are disclosed separately or as other expenses on the Statement of Operations. The Fund did not utilize the Facility during the reporting period.

11. Share Split

As of the close of business on September 11, 2015, the Fund implemented a 2 for 1 share split. This share split effectively increased the number of outstanding shares for the Fund. As a result, shareholders’ accounts reflect additional shares with a lower net asset value per share. While the number of shares increased, neither the Fund’s holdings nor the total value of shareholders’ investments was affected. Per share data in the financial highlights prior to September 11, 2015, has been adjusted to give effect to this share split.

12. Pending Litigation

In 2009, several putative class action lawsuits were filed and later consolidated before the U.S. District Court for the District of Colorado against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc. (“OFDI”), and Oppenheimer Rochester California Municipal Fund, a fund advised by OFI Global Asset Management, Inc. and distributed by the Distributor (the “California Fund”), in connection with the California Fund’s investment performance. The plaintiffs asserted claims against OFI, OFDI and certain present and former trustees and officers of the California Fund under the federal securities laws, alleging, among other things, that the disclosure documents of the California Fund contained misrepresentations and omissions and the investment policies of the California Fund were not followed. Plaintiffs in the suit filed an amended complaint and defendants filed a motion to dismiss. In 2011, the court issued an order which granted in part and denied in part the defendants’ motion to dismiss. In 2012, plaintiffs filed a motion, which defendants opposed, to certify a class and appoint class representatives and class counsel. In March 2015, the court granted plaintiffs’ motion for class certification. In May 2015, the U.S. Court of Appeals for the Tenth Circuit vacated the class certification order and remanded the matter to the district court for further proceedings. In October 2015, the district court reaffirmed its order and determined that the suit will proceed as a class action. In December 2015, the Tenth Circuit denied defendants’ petition to appeal the district court’s reaffirmed class certification order.

OFI and OFDI believe the suit is without merit; that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them in the suit; and that no estimate can yet

67 OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

12. Pending Litigation (Continued)

be made as to the amount or range of any potential loss. Furthermore, OFI believes that the suit should not impair the ability of OFI or OFDI to perform their respective duties to the Fund and that the outcome of the suit should not have any material effect on the operations of any of the Oppenheimer funds.

68 OPPENHEIMER LIMITED-TERM BOND FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited

The Fund has entered into an investment advisory agreement with OFI Global Asset Management, Inc. (“OFI Global” or the “Adviser”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together the “Managers”) and OFI Global has entered into a sub-advisory agreement with OFI whereby OFI provides investment sub-advisory services to the Fund (collectively, the “Agreements”). Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to approve the terms of the Agreements and the renewal thereof. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Adviser, Sub-Adviser and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Managers’ services, (ii) the comparative investment performance of the Fund and the Managers, (iii) the fees and expenses of the Fund, including comparative fee and expense information, (iv) the profitability of the Managers and their affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Managers from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Managers’ key personnel who provide such services. The Managers’ duties include providing the Fund with the services of the portfolio manager and the Sub-Adviser’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; and securities trading services. OFI Global is responsible for oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; risk management; and oversight of the Sub-Adviser. OFI Global is also responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the U.S. Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by federal and state securities laws for the sale of the Fund’s shares. OFI Global also provides the Fund with office space, facilities and equipment.

69 OPPENHEIMER LIMITED-TERM BOND FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited / Continued

The Board also considered the quality of the services provided and the quality of the Managers’ resources that are available to the Fund. The Board took account of the fact that the Sub-Adviser has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Managers’ advisory, administrative, accounting, legal, compliance services and risk management, and information the Board has received regarding the experience and professional qualifications of the Managers’ key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Peter Strzalkowski, the portfolio manager for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Managers as directors or trustees of the Fund and other funds advised by the Managers. The Board considered information regarding the quality of services provided by affiliates of the Managers, which the Board members have become knowledgeable about through their experiences with the Managers and in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreements.

Investment Performance of the Managers and the Fund. Throughout the year, the Managers provided information on the investment performance of the Fund, the Adviser and the Sub-Adviser, including comparative performance information. The Board also reviewed information, prepared by the Managers and by the independent consultant, comparing the Fund’s historical performance to relevant benchmarks or market indices and to the performance of other retail funds in the short-term bond category. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance was better than its category median.

Fees and Expenses of the Fund. The Board reviewed the fees paid to the Adviser and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Adviser. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load short-term bond funds with comparable asset levels and distribution features. After discussions with the Board, the Adviser has agreed to contractually waive fees and/or reimburse the Fund for certain expenses in order to limit “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” (excluding (i) interest and fees from borrowing, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles; (iii) certain other expenses attributable to, and incurred as a result of a Fund’s investments; and (iv) other expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business) to annual rates of 0.82% for Class A shares. This contractual fee waiver and/ or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board. The Board noted that the Fund’s

70 OPPENHEIMER LIMITED-TERM BOND FUND

contractual management fees were equal to its peer group median and lower than its category median. The Board also noted that the Fund’s total expenses were higher than its peer group median and category median.

Economies of Scale and Profits Realized by the Managers. The Board considered information regarding the Managers’ costs in serving as the Fund’s investment adviser and sub-adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Managers’ profitability from their relationship with the Fund. The Board also considered that the Managers must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund. The Board reviewed whether the Managers may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.

Other Benefits to the Managers. In addition to considering the profits realized by the Managers, the Board considered information that was provided regarding the direct and indirect benefits the Managers receive as a result of their relationship with the Fund, including compensation paid to the Managers’ affiliates.

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Managers within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements through September 30, 2016. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fees, in light of all the surrounding circumstances.

71 OPPENHEIMER LIMITED-TERM BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800. CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800. CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800. CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

72 OPPENHEIMER LIMITED-TERM BOND FUND

DISTRIBUTION SOURCES Unaudited

For any distribution that took place over the Fund’s reporting period, the table below details on a per-share basis the percentage of the Fund’s total distribution payment amount that was derived from the following sources: net income, net profit from the sale of securities, and other capital sources. This information is based upon income and capital gains using generally accepted accounting principles as of the date of each distribution. Because the Fund is actively managed, the relative amount of the Fund’s total distributions derived from various sources over the calendar year may change. Please note that this information should not be used for tax reporting purposes as the tax character of distributable income may differ from the amounts used for this notification. You will receive IRS tax forms in the first quarter of each calendar year detailing the actual amount of the taxable and non-taxable portion of distributions paid to you during the tax year.

For the most current information, please go to oppenheimerfunds.com. Select your Fund, then the ‘Detailed’ tab; where ‘Dividends’ are shown, the Fund’s latest pay date will be followed by the sources of any distribution, updated daily.

Fund Name	Pay Date	Net Income	Net Profit from Sale	Other Capital Sources
Oppenheimer Limited-Term Bond Fund	9/30/15	99.9%	0.0%	0.1%
Oppenheimer Limited-Term Bond Fund	12/31/15	58.5%	0.0%	41.5%

73 OPPENHEIMER LIMITED-TERM BOND FUND

OPPENHEIMER LIMITED-TERM BOND FUND

Trustees and Officers As of 3/1/16

Brian F. Wruble, Chairman of the Board of Trustees and Trustee

Beth Ann Brown, Trustee

Matthew P. Fink, Trustee

Edmund P. Giambastiani, Jr., Trustee

Elizabeth Krentzman, Trustee

Mary F. Miller, Trustee

Joel W. Motley, Trustee

Joanne Pace, Trustee

Daniel Vandivort, Trustee

Peter A. Strzalkowski, Vice President

Arthur P. Steinmetz, Trustee, President and Principal Executive Officer

Cynthia Lo Bessette, Secretary and Chief Legal Officer

Jennifer Sexton, Vice President and Chief Business Officer

Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money

Laundering Officer

Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2016 OppenheimerFunds, Inc. All rights reserved.

74 OPPENHEIMER LIMITED-TERM BOND FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

•	Applications or other forms
•	When you create a user ID and password for online account access
•	When you enroll in eDocs Direct, our electronic document delivery service
•	Your transactions with us, our affiliates or others
•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
•	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

75       OPPENHEIMER LIMITED-TERM BOND FUND

PRIVACY POLICY NOTICE Continued

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website. As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

●	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 256-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
●	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated March 2015. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800. CALL OPP (225.5677).

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79       OPPENHEIMER LIMITED-TERM BOND FUND

Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 800.CALL OPP (800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

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oppenheimerfunds.com

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800 225 5677

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Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2016 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0220.001.0216 April 25, 2016

Item 2.  Code of Ethics.

Not applicable to semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11.  Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 2/29/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)	(1)	Not applicable to semiannual reports.

	(2)	Exhibits attached hereto.

	(3)	Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Bond Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	4/15/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	4/15/2016
By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	4/15/2016